                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                  Investment Company Act File Number: 811-10487

                             Hotchkis and Wiley Funds
               (Exact Name of Registrant as specified in charter)

                        725 S. Figueroa Street, 39th Floor
                          Los Angeles, California 90017
             (Address of principal executive offices) (Zip code)

       Registrant's telephone number, including area code: (213) 430-1000

                     Date of fiscal year end: June 30, 2005

             Date of reporting period: July 1, 2004 - June 30, 2005

                                Anna Marie Lopez
                   Hotchkis and Wiley Capital Management, LLC
                       725 S. Figueroa Street, 39th Floor
                          Los Angeles, California 90017
                     (name and address of agent for service)

                                   Copies to:
                               Julie Allecta, Esq.
                     Paul, Hastings, Janofsky & Walker, LLP
                      55 Second Street, Twenty-Fourth Floor
                         San Francisco, California 94105
                          (Counsel for the Registrant)

Item 1 - Report to Shareholder

CORE VALUE FUND

LARGE CAP VALUE FUND

MID-CAP VALUE FUND

SMALL CAP VALUE FUND

ALL CAP VALUE FUND

[HOTCHKIS AND WILEY FUNDS LOGO]

JUNE 30, 2005

ANNUAL REPORT

                               TABLE OF CONTENTS

SHAREHOLDER LETTER                                                        3

FUND PERFORMANCE DATA                                                     5

FUND EXPENSE EXAMPLES                                                    12

SCHEDULE OF INVESTMENTS:

   CORE VALUE FUND                                                       15

   LARGE CAP VALUE FUND                                                  17

   MID-CAP VALUE FUND                                                    19

   SMALL CAP VALUE FUND                                                  22

   ALL CAP VALUE FUND                                                    25

STATEMENTS OF ASSETS AND LIABILITIES                                     26

STATEMENTS OF OPERATIONS                                                 27

STATEMENTS OF CHANGES IN NET ASSETS                                      28

FINANCIAL HIGHLIGHTS                                                     30

NOTES TO THE FINANCIAL STATEMENTS                                        35

DEAR SHAREHOLDER:

We are pleased to present you with this annual report for the Hotchkis and Wiley Funds. The following investment review and annual report relates to the activities of the Funds for the fiscal year ended June 30, 2005.

OVERVIEW

Throughout this last fiscal year, volatile crude oil prices and interest rates created unsteady price movements of equities. While the ride was somewhat erratic, ultimately, equity returns were positive with "value" investing maintaining its recent style dominance and small cap stocks continuing to do well. Although a year ago it seemed certain that interest rates would head higher, long-term interest rates actually declined even as oil surged. This combination boosted the value indices as they benefited from their large exposure to the financial and energy sectors. These two sectors represented over 50% of the outperformance of the Russell 1000 Value Index versus the Russell 1000 Growth Index for the year.

In spite of shifting interest rates and volatile commodity swings, we continue to believe the best long-term investment strategy is to focus on companies with strong fundamentals, sustainable cash flows, and low prices relative to normal earnings. This philosophy has enabled us to manage through market cycles and benefited our clients over the long term.

HOTCHKIS AND WILEY CORE VALUE FUND

The Fund commenced operations on August 30, 2004. The investment review below discusses the Fund's performance from August 30, 2004 through June 30, 2005.

The Fund's Class I, Class A, and Class C shares had nine month period ended returns of 23.16%, 22.93%, and 22.10%, respectively, compared to the S&P 500 Index return of 9.18% and the style-specific Russell 1000 Value Index return of 14.20%. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. More complete performance information can be found on page 7 of this report to shareholders.)

Stock selection within the consumer discretionary and financials sectors of the market drove relative outperformance versus the S&P 500 Index. Within the consumer discretionary sector, Sears Roebuck, Centex, and MGM Mirage were the strongest contributors to positive return, as all three posted double-digit gains. Within the financials sector, insurance holdings MetLife and Prudential Financial performed strongly. Weakness in the Fund was due to an underweight in the well-performing energy sector, although stock selection within the energy sector offset this negative contribution. In addition, health care stock Merck, materials stocks Alcoa and International Paper, and financials stock J.P. Morgan Chase were negative contributors to performance.

HOTCHKIS AND WILEY LARGE CAP VALUE FUND

The Fund's Class I, Class A, Class B, Class C, and Class R shares had annual total returns of 17.95%, 17.68%, 16.79%, 16.80%, and 17.35%, respectively, outperforming both the S&P 500 Index return of 6.32% and the style-specific Russell 1000 Value Index return of 14.06%. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. More complete performance information can be found on page 8 of this report to shareholders.)

Stock selection within the financials and consumer discretionary sectors of the market drove relative outperformance versus the S&P 500 Index. Within the financials sector, insurance holdings MetLife and Prudential Financial performed strongly. Within the consumer discretionary sector, Sears Roebuck, Lennar, and Caesars Entertainment were the strongest contributors to returns, as all three posted double-digit gains. Negative performers included auto suppliers Delphi and Lear, food retailer Albertsons, aluminum producer Alcoa and apparel manufacturer Jones Apparel Group. In addition, a below-market weight within the energy sector hindered relative performance.

HOTCHKIS AND WILEY MID-CAP VALUE FUND

The Fund's Class I, Class A, Class B, Class C, and Class R shares had annual total returns of 20.41%, 20.13%, 19.20%, 19.23%, and 19.83%, respectively, compared to the Russell Midcap Index return of 17.12% and the Russell Midcap Value Index return of 21.80%. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. More complete performance information can be found on page 9 of this report to shareholders.)

Relative outperformance versus the Russell Midcap Index resulted primarily from a below-market weight within the information technology sector. In addition, stock selection within the financials and consumer discretionary sectors of the market helped relative returns. Within the financials sector, positive returns from the Fund's real estate holdings were stronger than the real estate gains in the benchmark index. In particular, the Fund benefited from real estate holding St. Joe which posted strong gains. Within the consumer discretionary sector, strong performance from retail operator Sears Roebuck and household durables stocks

Beazer Homes USA and Centex boosted performance. Weakness in the Fund was due to a below-market exposure to the energy sector and declines in Delphi, Lear, Jones Apparel Group, and AirTran Holdings.

HOTCHKIS AND WILEY SMALL CAP VALUE FUND

The Fund's Class I, Class A, Class B, and Class C shares had annual total returns of 19.49%, 19.20%, 18.32%, and 18.30%, respectively, outperforming both the Russell 2000 Index return of 9.45% and the Russell 2000 Value Index return of 14.39%. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. More complete performance information can be found on page 10 of this report to shareholders.)

Relative outperformance versus the Russell 2000 Index resulted primarily from security selection within the consumer discretionary sector as homebuilders Beazer Homes USA and WCI Communities posted strong gains. Additional positive contributors to return included Overseas Shipholding Group, Westlake Chemical and Alexander & Baldwin. Below average exposure to the information technology sector also helped relative performance. Weakness in the Fund was primarily due to stock selection within the industrials sector, particularly low-cost airline FLYi, which posted double-digit losses. Additional poorly performing stocks included auto supplier Hayes Lemmerz International, temporary staffing company Spherion and forest products company Pope & Talbot.

HOTCHKIS AND WILEY ALL CAP VALUE FUND

The Fund's Class I, Class A, and Class C shares had annual total returns of 20.14%, 19.84%, and 18.98%, respectively, outperforming both the S&P 500 Index return of 6.32% and the Russell 3000 Value Index return of 14.09%. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. More complete performance information can be found on page 11 of this report to shareholders.)

Relative outperformance versus the S&P 500 Index primarily resulted from stock selection within the consumer discretionary and financials sectors of the market. When considering the total attribution effect (sector allocation and security selection combined), the consumer discretionary sector added most to the Fund's upside, primarily benefiting from retail operator Sears Roebuck and homebuilder WCI Communities. Within the financials sector, the Fund's positions in the real estate industry helped boost performance as Aames Investment, MortgageIT Holdings and Apartment Investment Management benefited from continued strength in the housing market. Among the negative performers in the financials sector were Fieldstone Investment and KMG America. In addition, below-market weighting within the energy sector and a decline in industrials stock FLYi were drags on performance.

We appreciate your continued support of the Hotchkis and Wiley Funds, and we look forward to serving your investment needs in the future.

Sincerely,


/s/ Nancy D. Celick         /s/ George Davis        /s/ Sheldon Lieberman

Nancy D. Celick             George Davis            Sheldon Lieberman
PRESIDENT                   PORTFOLIO MANAGER       PORTFOLIO MANAGER


/s/ Patty McKenna           /s/ James Miles         /s/ Stan Majcher

Patty McKenna               James Miles             Stan Majcher
PORTFOLIO MANAGER           PORTFOLIO MANAGER       PORTFOLIO MANAGER


/s/ David Green             /s/ Joe Huber

David Green                 Joe Huber
PORTFOLIO MANAGER           PORTFOLIO MANAGER


AUGUST 3, 2005

THE ABOVE REFLECTS OPINIONS OF PORTFOLIO MANAGERS AS OF JUNE 30, 2005. THEY ARE SUBJECT TO CHANGE AND ANY FORECASTS MADE CANNOT BE GUARANTEED. THE FUNDS MIGHT NOT CONTINUE TO HOLD ANY SECURITIES MENTIONED AND HAVE NO OBLIGATION TO DISCLOSE PURCHASES OR SALES IN THESE SECURITIES. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INDEXES DO NOT INCUR EXPENSES OR SALES LOADS AND ARE NOT AVAILABLE FOR INVESTMENT.

FUND PERFORMANCE DATA

ABOUT FUND PERFORMANCE

The Large Cap Value Fund and Mid-Cap Value Fund have five classes of shares. The Small Cap Value Fund has four classes of shares. The Core Value Fund and the All Cap Value Fund have three classes of shares. Each share class has its own sales charge and expense structure, allowing you to invest in the way that best suits your needs. The Small Cap Value Fund and the All Cap Value Fund are closed to new investors. The Large Cap Value Fund and Mid-Cap Value Fund are available to limited investors.

CLASS I SHARES have no initial sales charge and bear no ongoing distribution and service fees under a 12b-1 plan. Class I shares are available only to eligible investors.

CLASS A SHARES incur a maximum initial sales charge of 5.25% and an annual distribution and service fee of 0.25%.

CLASS B SHARES are subject to a maximum contingent deferred sales charge (CDSC) of 5%, which is reduced in the first six years (5, 4, 3, 3, 2, 1) to 0% after the sixth year. In addition, Class B shares are subject to an annual distribution and service fee of 1.00%. After August 19, 2005, Class B shares will no longer exist. See Notes to the Financial Statements.

CLASS C SHARES are subject to an annual distribution and service fee of 1.00%. In addition, Class C shares are subject to a 1.00% CDSC if redeemed within one year after purchase.

CLASS R SHARES have no initial sales charge or CDSC and are subject to an annual distribution and service fee of 0.50%. Class R shares are available only to certain retirement plans.

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. INVESTMENT RESULTS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, ACCESS OUR WEBSITE AT www.hwcm.com OR BY CALLING 1-866-HW-FUNDS.

Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Funds' investment advisor pays annual operating expenses of the Funds' Class I, Class A, Class B, Class C and Class R shares over certain levels. If the investment advisor did not pay such expenses, net returns would be lower. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid by each class of shares will vary because of the different levels of distribution and service fees, if any, applicable to each class, which are deducted from the income available to be paid to shareholders. Performance of all Funds except the Core Value Fund and the All Cap Value Fund includes that of predecessor funds.

FUND RISKS

Small Cap Value Fund, Mid-Cap Value Fund and All Cap Value Fund invest in small-and medium-capitalization companies which tend to have limited liquidity and greater price volatility than large-capitalization companies.

MARKET INDEXES

The following are definitions for indexes used in the performance summary tables on the following pages. These indexes are unmanaged and include the reinvestment of dividends, but do not reflect the payment of transaction costs and advisory and other fees associated with an investment in the Funds. The securities that comprise these indexes may differ substantially from the securities in the Funds' portfolios. The Funds' value disciplines may prevent or restrict investment in major stocks in the benchmark indexes. It is not possible to invest directly in an index. Each index named is not the only index which may be used to characterize performance of a specific Fund and other indexes may portray different comparative performance.

S&P 500(R) INDEX, an unmanaged index, consists of 500 stocks chosen for market size, liquidity and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value.

RUSSELL MIDCAP(R) INDEX, an unmanaged index, measures the performance of the 800 smallest companies in the Russell 1000(R) Index.

RUSSELL 2000(R) INDEX, an unmanaged index, measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index.

RUSSELL 1000(R) VALUE INDEX, an unmanaged index, measures the performance of those Russell 1000(R) companies with lower price-to book ratios and lower forecasted growth values.

RUSSELL 2000(R) VALUE INDEX, an unmanaged index, measures the performance of those Russell 2000(R) companies with lower price-to book ratios and lower forecasted growth values.

RUSSELL 3000(R) VALUE INDEX, an unmanaged index, measures the performance of those Russell 3000(R) companies with lower price-to book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000(R) Value or the Russell 2000(R) Value indexes.

RUSSELL MIDCAP(R) VALUE INDEX, an unmanaged index, measures the performance of those Russell Midcap companies with lower price-to-book values and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value Index.

CORE VALUE FUND

TOTAL RETURN BASED ON A $10,000 INVESTMENT

                     CORE VALUE FUND+
                     - CLASS I SHARES    S&P 500 INDEX++
8/30/2004*           $         10,000    $        10,000
6/30/2005            $         12,316    $        11,003

COMPARATIVE RESULTS+++

                                                                                            SINCE
                                                                                          8/30/04*
---------------------------------------------------------------------------------------------------
CLASS I
                         Aggregate total return                                               23.16%
CLASS A
                         Aggregate total return (with sales charge)                           16.47%
                         Aggregate total return (without sales charge)                        22.93%
CLASS C
                         Aggregate total return (with sales charge)                           21.10%
                         Aggregate total return (without sales charge)                        22.10%
S&P 500 INDEX++
                         Aggregate total return                                                9.18%

WITH SALES CHARGE RETURNS REFLECT THE DEDUCTION OF THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.25% FOR CLASS A SHARES AND THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE FOR CLASS C SHARES, WHICH IS 1% FOR THE FIRST YEAR. AGGREGATE TOTAL RETURNS (WITHOUT SALES CHARGE) DOES NOT REFLECT THE CURRENT MAXIMUM SALES CHARGES. HAD THE SALES CHARGE BEEN INCLUDED, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

+ THE FUND INVESTS PRIMARILY IN STOCKS OF U.S. COMPANIES WITH MARKET CAPITALIZATIONS SIMILAR TO THE RUSSELL 1000 INDEX.
++ THIS UNMANAGED BROAD-BASED INDEX IS COMPRISED OF COMMON STOCKS.
+++ FUND RETURNS DURING THE PERIODS SHOWN REFLECT A FEE WAIVER AND/OR EXPENSE REIMBURSEMENT. WITHOUT WAIVER/REIMBURSEMENT, RETURNS WOULD HAVE BEEN LOWER. RETURNS HAVE NOT BEEN ANNUALIZED.
* COMMENCEMENT OF CLASS I, CLASS A AND CLASS C.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

LARGE CAP VALUE FUND

TOTAL RETURN BASED ON A $10,000 INVESTMENT

                   LARGE CAP VALUE FUND+
                     - CLASS I SHARES       S&P 500 INDEX++
6/24/1987*         $              10,000    $        10,000
6/30/1987          $              10,000    $         9,907
6/30/1988          $               9,724    $         9,223
6/30/1989          $              11,860    $        11,119
6/30/1990          $              11,812    $        12,952
6/30/1991          $              12,633    $        13,910
6/30/1992          $              15,069    $        15,775
6/30/1993          $              16,831    $        17,925
6/30/1994          $              17,403    $        18,178
6/30/1995          $              20,971    $        22,917
6/30/1996          $              25,174    $        28,875
6/30/1997          $              31,757    $        38,894
6/30/1998          $              38,934    $        50,625
6/30/1999          $              41,783    $        62,147
6/30/2000          $              33,502    $        66,653
6/30/2001          $              44,189    $        56,768
6/30/2002          $              44,021    $        46,556
6/30/2003          $              46,200    $        46,672
6/30/2004          $              61,539    $        55,591
6/30/2005          $              72,585    $        59,104

COMPARATIVE RESULTS+++

                                                                                                                        SINCE
                                                                                    1 YEAR     5 YEARS     10 YEARS    6/24/87*
-------------------------------------------------------------------------------------------------------------------------------
CLASS I
                       Average annual total return                                    17.95%      16.72%      13.22%      11.63%
CLASS A
                       Average annual total return (with sales charge)                11.50%      15.26%      12.42%      11.07%
                       Average annual total return (without sales charge)             17.68%      16.51%      13.03%      11.40%
CLASS B
                       Average annual total return (with sales charge)                11.79%      15.38%      12.13%      10.52%
                       Average annual total return (without sales charge)             16.79%      15.60%      12.13%      10.52%
CLASS C
                       Average annual total return (with sales charge)                15.80%      15.60%      12.12%      10.52%
                       Average annual total return (without sales charge)             16.80%      15.60%      12.12%      10.52%
CLASS R
                       Average annual total return                                    17.35%      16.25%      12.71%      11.10%
S&P 500 INDEX++
                       Average annual total return                                     6.32%      -2.38%       9.94%      10.37%

RETURNS SHOWN FOR CLASS A, CLASS B, CLASS C, AND CLASS R SHARES FOR THE PERIODS PRIOR TO THEIR INCEPTION ARE DERIVED FROM THE HISTORICAL PERFORMANCE OF CLASS I SHARES OF THE FUND DURING SUCH PERIODS AND HAVE BEEN ADJUSTED TO REFLECT THE HIGHER TOTAL ANNUAL OPERATING EXPENSES OF EACH SPECIFIC CLASS. AVERAGE ANNUAL TOTAL RETURNS (WITHOUT SALES CHARGE) DOES NOT REFLECT THE CURRENT MAXIMUM SALES CHARGES. HAD THE SALES CHARGE BEEN INCLUDED, THE FUND'S RETURNS WOULD HAVE BEEN LOWER. (INCEPTION DATES: CLASS A -- 10/26/01; CLASS B AND C -- 2/4/02; CLASS R -- 8/28/03.)

WITH SALES CHARGE RETURNS SHOWN FOR CLASS A, CLASS B, AND CLASS C SHARES HAVE BEEN ADJUSTED TO REFLECT THE CURRENT APPLICABLE SALES CHARGES OF EACH SPECIFIC CLASS. RETURNS FOR CLASS A REFLECT THE CURRENT MAXIMUM INITIAL SALES CHARGES OF 5.25%. CLASS B SHARE PERFORMANCE IS ADJUSTED FOR THE APPLICABLE CDSC, WHICH IS 5% WITHIN THE FIRST YEAR AFTER PURCHASE, DECLINING TO 0% AFTER SIX YEARS. CLASS C SHARES HAVE NO ADJUSTMENT FOR SALES CHARGES, BUT REDEMPTIONS WITHIN ONE YEAR OF PURCHASE MAY BE SUBJECT TO A CDSC OF 1%.

+ THE FUND INVESTS PRIMARILY IN STOCKS OF U.S. COMPANIES WITH MARKET CAPITALIZATIONS SIMILAR TO THE RUSSELL 1000 INDEX.
++ THIS UNMANAGED BROAD-BASED INDEX IS COMPRISED OF COMMON STOCKS.
+++ FUND RETURNS DURING CERTAIN PERIODS SHOWN REFLECT A FEE WAIVER AND/OR EXPENSE REIMBURSEMENT. WITHOUT WAIVER/REIMBURSEMENT, RETURNS WOULD HAVE BEEN LOWER.
* COMMENCEMENT OF CLASS I.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MID-CAP VALUE FUND

TOTAL RETURN BASED ON A $10,000 INVESTMENT

                MID-CAP VALUE FUND+
                 - CLASS I SHARES      RUSSELL MIDCAP INDEX++
 1/2/1997*      $            10,000    $               10,000
6/30/1997       $            11,669    $               11,573
6/30/1998       $            13,419    $               14,553
6/30/1999       $            14,447    $               15,372
6/30/2000       $            15,950    $               14,156
6/30/2001       $            22,387    $               17,544
6/30/2002       $            23,455    $               17,881
6/30/2003       $            24,970    $               17,766
6/30/2004       $            35,375    $               23,240
6/30/2005       $            42,595    $               28,307

COMPARATIVE RESULTS+++

                                                                                                            SINCE
                                                                                    1 YEAR     5 YEARS     1/2/97*
-------------------------------------------------------------------------------------------------------------------
CLASS I
                         Average annual total return                                  20.41%      21.71%      18.61%
CLASS A
                         Average annual total return (with sales charge)              13.83%      20.06%      17.59%
                         Average annual total return (without sales charge)           20.13%      21.36%      18.34%
CLASS B
                         Average annual total return (with sales charge)              14.20%      20.34%      17.40%
                         Average annual total return (without sales charge)           19.20%      20.53%      17.40%
CLASS C
                         Average annual total return (with sales charge)              18.23%      20.55%      17.41%
                         Average annual total return (without sales charge)           19.23%      20.55%      17.41%
CLASS R
                         Average annual total return                                  19.83%      21.46%      18.22%
RUSSELL MIDCAP INDEX++
                         Average annual total return                                  17.12%       7.34%      11.63%

RETURNS SHOWN FOR CLASS A, CLASS B, CLASS C, AND CLASS R SHARES FOR THE PERIODS PRIOR TO THEIR INCEPTION ARE DERIVED FROM THE HISTORICAL PERFORMANCE OF CLASS I SHARES OF THE FUND DURING SUCH PERIODS AND HAVE BEEN ADJUSTED TO REFLECT THE HIGHER TOTAL ANNUAL OPERATING EXPENSES OF EACH SPECIFIC CLASS. AVERAGE ANNUAL TOTAL RETURNS (WITHOUT SALES CHARGE) DOES NOT REFLECT THE CURRENT MAXIMUM SALES CHARGES. HAD THE SALES CHARGE BEEN INCLUDED, THE FUND'S RETURNS WOULD HAVE BEEN LOWER. (INCEPTION DATES: CLASS A, B, C -- 1/2/01; CLASS R -- 8/28/03.)

WITH SALES CHARGE RETURNS SHOWN FOR CLASS A, CLASS B, AND CLASS C SHARES HAVE BEEN ADJUSTED TO REFLECT THE CURRENT APPLICABLE SALES CHARGES OF EACH SPECIFIC CLASS. RETURNS FOR CLASS A REFLECT THE CURRENT MAXIMUM INITIAL SALES CHARGES OF 5.25%. CLASS B SHARE PERFORMANCE IS ADJUSTED FOR THE APPLICABLE CDSC, WHICH IS 5% WITHIN THE FIRST YEAR AFTER PURCHASE, DECLINING TO 0% AFTER SIX YEARS. CLASS C SHARES HAVE NO ADJUSTMENT FOR SALES CHARGES, BUT REDEMPTIONS WITHIN ONE YEAR OF PURCHASE MAY BE SUBJECT TO A CDSC OF 1%.

+ THE FUND INVESTS PRIMARILY IN STOCKS OF U.S. COMPANIES WITH MARKET CAPITALIZATIONS SIMILAR TO THE RUSSELL MIDCAP INDEX.
++ THIS UNMANAGED INDEX MEASURES THE PERFORMANCE OF THE 800 SMALLEST COMPANIES IN THE RUSSELL 1000 INDEX.
+++ FUND RETURNS DURING CERTAIN PERIODS SHOWN REFLECT A FEE WAIVER AND/OR EXPENSE REIMBURSEMENT. WITHOUT WAIVER/REIMBURSEMENT, RETURNS WOULD HAVE BEEN LOWER.
* COMMENCEMENT OF CLASS I.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

SMALL CAP VALUE FUND

TOTAL RETURN BASED ON A $10,000 INVESTMENT

                       SMALL CAP VALUE FUND+
                         - CLASS I SHARES       RUSSELL 2000 INDEX++
9/20/1985*             $              10,000    $             10,000
6/30/1986              $              14,500    $             13,733
6/30/1987              $              15,448    $             14,954
6/30/1988              $              14,531    $             14,042
6/30/1989              $              14,412    $             15,840
6/30/1990              $              17,364    $             16,309
6/30/1991              $              18,337    $             16,526
6/30/1992              $              21,828    $             18,929
6/30/1993              $              26,150    $             23,853
6/30/1994              $              27,136    $             24,888
6/30/1995              $              31,149    $             29,893
6/30/1996              $              35,585    $             37,034
6/30/1997              $              46,168    $             43,082
6/30/1998              $              56,436    $             50,195
6/30/1999              $              48,388    $             50,947
6/30/2000              $              39,388    $             58,243
6/30/2001              $              61,323    $             58,575
6/30/2002              $              73,864    $             53,538
6/30/2003              $              80,297    $             52,660
6/30/2004              $             119,691    $             70,232
6/30/2005              $             143,019    $             76,869

COMPARATIVE RESULTS+++

                                                                                                                        SINCE
                                                                                    1 YEAR     5 YEARS     10 YEARS    9/20/85*
-------------------------------------------------------------------------------------------------------------------------------
CLASS I
                         Average annual total return                                  19.49%      29.42%      16.46%      14.40%
CLASS A
                         Average annual total return (with sales charge)              12.94%      28.10%      15.75%      13.85%
                         Average annual total return (without sales charge)           19.20%      29.49%      16.38%      14.16%
CLASS B
                         Average annual total return (with sales charge)              13.32%      28.04%      15.34%      13.30%
                         Average annual total return (without sales charge)           18.32%      28.19%      15.34%      13.30%
CLASS C
                         Average annual total return (with sales charge)              17.30%      28.20%      15.34%      13.30%
                         Average annual total return (without sales charge)           18.30%      28.20%      15.34%      13.30%
RUSSELL 2000 INDEX++
                         Average annual total return                                   9.45%       5.71%       9.90%      10.85%

RETURNS SHOWN FOR CLASS A, CLASS B, AND CLASS C SHARES FOR THE PERIODS PRIOR TO THEIR INCEPTION ARE DERIVED FROM THE HISTORICAL PERFORMANCE OF CLASS I SHARES OF THE FUND DURING SUCH PERIODS AND HAVE BEEN ADJUSTED TO REFLECT THE HIGHER TOTAL ANNUAL OPERATING EXPENSES OF EACH SPECIFIC CLASS. AVERAGE ANNUAL TOTAL RETURNS (WITHOUT SALES CHARGE) DOES NOT REFLECT THE CURRENT MAXIMUM SALES CHARGES. HAD THE SALES CHARGE BEEN INCLUDED, THE FUND'S RETURNS WOULD HAVE BEEN LOWER. (INCEPTION DATES: CLASS A -- 10/6/00; CLASS B AND C -- 2/4/02.)

WITH SALES CHARGE RETURNS SHOWN FOR CLASS A, CLASS B, AND CLASS C SHARES HAVE BEEN ADJUSTED TO REFLECT THE CURRENT APPLICABLE SALES CHARGES OF EACH SPECIFIC CLASS. RETURNS FOR CLASS A REFLECT THE CURRENT MAXIMUM INITIAL SALES CHARGES OF 5.25%. CLASS B SHARE PERFORMANCE IS ADJUSTED FOR THE APPLICABLE CDSC, WHICH IS 5% WITHIN THE FIRST YEAR AFTER PURCHASE, DECLINING TO 0% AFTER SIX YEARS. CLASS C SHARES HAVE NO ADJUSTMENT FOR SALES CHARGES, BUT REDEMPTIONS WITHIN ONE YEAR OF PURCHASE MAY BE SUBJECT TO A CDSC OF 1%.

+ THE FUND INVESTS PRIMARILY IN STOCKS OF U.S. COMPANIES WITH MARKET CAPITALIZATIONS LESS THAN $3 BILLION.
++ THIS UNMANAGED INDEX MEASURES THE PERFORMANCE OF THE 2,000 SMALLEST COMPANIES IN THE RUSSELL 3000 INDEX.
+++ FUND RETURNS DURING CERTAIN PERIODS SHOWN REFLECT A FEE WAIVER AND/OR EXPENSE REIMBURSEMENT. WITHOUT WAIVER/REIMBURSEMENT, RETURNS WOULD HAVE BEEN LOWER.
* COMMENCEMENT OF CLASS I.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

ALL CAP VALUE FUND

TOTAL RETURN BASED ON A $10,000 INVESTMENT

                 ALL CAP VALUE FUND+
                  - CLASS I SHARES       S&P 500 INDEX++
12/31/2002*      $            10,000     $        10,000
 6/30/2003       $            12,580     $        11,176
 6/30/2004       $            17,045     $        13,312
 6/30/2005       $            20,477     $        14,153

COMPARATIVE RESULTS+++

                                                                                                  SINCE
                                                                                    1 YEAR      12/31/02*
---------------------------------------------------------------------------------------------------------
CLASS I
                         Average annual total return                                   20.14%       33.26%
CLASS A
                         Average annual total return (with sales charge)               13.55%       30.48%
                         Average annual total return (without sales charge)            19.84%       33.33%
CLASS C
                         Average annual total return (with sales charge)               17.98%       31.91%
                         Average annual total return (without sales charge)            18.98%       31.91%
S&P 500 INDEX++
                         Average annual total return                                    6.32%       14.91%

WITH SALES CHARGE RETURNS SHOWN FOR CLASS A AND CLASS C SHARES HAVE BEEN ADJUSTED TO REFLECT THE CURRENT APPLICABLE SALES CHARGES OF EACH SPECIFIC CLASS. RETURNS FOR CLASS A REFLECT THE CURRENT MAXIMUM INITIAL SALES CHARGES OF 5.25%. CLASS C SHARES HAVE NO ADJUSTMENT FOR SALES CHARGES, BUT REDEMPTIONS WITHIN ONE YEAR OF PURCHASE MAY BE SUBJECT TO A CDSC OF 1%. AVERAGE ANNUAL TOTAL RETURNS (WITHOUT SALES CHARGE) DOES NOT REFLECT THE CURRENT MAXIMUM SALES CHARGES. HAD THE SALES CHARGE BEEN INCLUDED, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

RETURNS SHOWN FOR CLASS C SHARES FOR THE PERIODS PRIOR TO THEIR INCEPTION ARE DERIVED FROM THE HISTORICAL PERFORMANCE OF CLASS I SHARES OF THE FUND DURING SUCH PERIODS AND HAVE BEEN ADJUSTED TO REFLECT HIGHER TOTAL ANNUAL OPERATING EXPENSES OF THE CLASS. (INCEPTION DATE: CLASS C -- 8/28/03.)

+ THE FUND INVESTS PRIMARILY IN STOCKS OF U.S. COMPANIES.
++ THIS UNMANAGED BROAD-BASED INDEX IS COMPRISED OF COMMON STOCKS.
+++ FUND RETURNS DURING CERTAIN PERIODS SHOWN REFLECT A FEE WAIVER AND/OR EXPENSE REIMBURSEMENT. WITHOUT WAIVER/REIMBURSEMENT, RETURNS WOULD HAVE BEEN LOWER.
* COMMENCEMENT OF CLASS I.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

FUND EXPENSE EXAMPLES (UNAUDITED)

As a mutual fund shareholder, you incur two types of costs: (1) transaction costs such as initial sales charges (loads) on purchase payments and contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period (January 1, 2005 - June 30, 2005).

The table on the following pages illustrates the Funds' costs in two ways:

BASED ON ACTUAL FUND RETURN. This section provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

BASED ON HYPOTHETICAL 5% RETURN. This section provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                                                                 BEGINNING         ENDING         EXPENSES PAID
                                                               ACCOUNT VALUE    ACCOUNT VALUE     DURING PERIOD*     ANNUALIZED
                                                                   1/1/05          6/30/05       1/1/05 - 6/30/05   EXPENSE RATIO
---------------------------------------------------------------------------------------------------------------------------------
BASED ON ACTUAL FUND RETURNS

CORE VALUE FUND
                         Class I                               $    1,000.00    $    1,066.00    $           4.92            0.95%
                         Class A                                    1,000.00         1,064.20                6.19            1.20
                         Class C                                    1,000.00         1,060.00               10.01            1.95
LARGE CAP VALUE FUND
                         Class I                                    1,000.00         1,032.60                5.12            0.99
                         Class A                                    1,000.00         1,031.30                6.40            1.24
                         Class B                                    1,000.00         1,027.10               10.22            1.99
                         Class C                                    1,000.00         1,027.60               10.32            1.99
                         Class R                                    1,000.00         1,029.70                7.67            1.49
MID-CAP VALUE FUND
                         Class I                                    1,000.00         1,046.20                5.36            1.03
                         Class A                                    1,000.00         1,044.90                6.65            1.28
                         Class B                                    1,000.00         1,041.00               10.49            2.03
                         Class C                                    1,000.00         1,041.00               10.49            2.03
                         Class R                                    1,000.00         1,043.60                7.93            1.53
SMALL CAP VALUE FUND
                         Class I                                    1,000.00         1,041.20                5.35            1.06
                         Class A                                    1,000.00         1,040.00                6.63            1.31
                         Class B                                    1,000.00         1,036.20               10.47            2.06
                         Class C                                    1,000.00         1,036.20               10.47            2.06
ALL CAP VALUE FUND
                         Class I                                    1,000.00         1,039.90                5.14            1.04
                         Class A                                    1,000.00         1,038.70                6.42            1.29
                         Class C                                    1,000.00         1,035.20               10.26            2.04

* EXPENSES ARE EQUAL TO THE FUNDS' ANNUALIZED EXPENSE RATIO BY CLASS MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLED BY THE NUMBER OF DAYS IN THE MOST RECENT SIX-MONTH PERIOD (181), THEN DIVIDED BY THE NUMBER OF DAYS IN THE MOST RECENT 12-MONTH PERIOD (365).

BASED ON HYPOTHETICAL 5% YEARLY RETURNS

                                                                 BEGINNING         ENDING         EXPENSES PAID
                                                               ACCOUNT VALUE    ACCOUNT VALUE     DURING PERIOD*     ANNUALIZED
                                                                   1/1/05          6/30/05       1/1/05 - 6/30/05   EXPENSE RATIO
---------------------------------------------------------------------------------------------------------------------------------
CORE VALUE FUND
                         Class I                               $    1,000.00    $    1,020.03    $           4.81            0.95%
                         Class A                                    1,000.00         1,018.79                6.06            1.20
                         Class C                                    1,000.00         1,015.08                9.79            1.95
LARGE CAP VALUE FUND
                         Class I                                    1,000.00         1,020.16                5.09            0.99
                         Class A                                    1,000.00         1,018.90                6.36            1.24
                         Class B                                    1,000.00         1,015.12               10.16            1.99
                         Class C                                    1,000.00         1,015.02               10.26            1.99
                         Class R                                    1,000.00         1,017.64                7.63            1.49
MID-CAP VALUE FUND
                         Class I                                    1,000.00         1,019.96                5.30            1.03
                         Class A                                    1,000.00         1,018.70                6.56            1.28
                         Class B                                    1,000.00         1,014.92               10.36            2.03
                         Class C                                    1,000.00         1,014.92               10.36            2.03
                         Class R                                    1,000.00         1,017.44                7.83            1.53
SMALL CAP VALUE FUND
                         Class I                                    1,000.00         1,019.96                5.30            1.06
                         Class A                                    1,000.00         1,018.70                6.56            1.31
                         Class B                                    1,000.00         1,014.92               10.36            2.06
                         Class C                                    1,000.00         1,014.92               10.36            2.06
ALL CAP VALUE FUND
                         Class I                                    1,000.00         1,020.16                5.09            1.04
                         Class A                                    1,000.00         1,018.90                6.36            1.29
                         Class C                                    1,000.00         1,015.12               10.16            2.04

* EXPENSES ARE EQUAL TO THE FUNDS' ANNUALIZED EXPENSE RATIO BY CLASS MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLED BY THE NUMBER OF DAYS IN THE MOST RECENT SIX-MONTH PERIOD (181), THEN DIVIDED BY THE NUMBER OF DAYS IN THE MOST RECENT 12-MONTH PERIOD (365).

                    SCHEDULE OF INVESTMENTS -- JUNE 30, 2005
                       HOTCHKIS AND WILEY CORE VALUE FUND

COMMON                                                              SHARES
STOCKS -- 94.58%                                                     HELD              VALUE
--------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE -- 3.41%
Lockheed Martin Corporation                                              27,800   $      1,803,386
Raytheon Company                                                         18,200            711,984
                                                                                  ================
                                                                                         2,515,370
CHEMICALS -- 1.44%
The Mosaic Company (a)                                                   68,000          1,058,080
COMMERCIAL BANKS -- 2.85%
Bank of America Corporation                                              17,100            779,931
Comerica, Inc.                                                           10,700            618,460
KeyCorp                                                                  10,200            338,130
UnionBanCal Corporation                                                   5,400            361,368
                                                                                  ================
                                                                                         2,097,889
COMMERCIAL SERVICES & SUPPLIES -- 3.83%
Cendant Corporation                                                      73,600          1,646,432
PHH Corporation (a)                                                       1,975             50,797
Waste Management, Inc.                                                   39,800          1,127,932
                                                                                  ================
                                                                                         2,825,161
COMPUTERS & PERIPHERALS -- 1.04%
Hewlett-Packard Company                                                  32,500            764,075
CONSUMER FINANCE -- 2.76%
MBNA Corporation                                                         77,800          2,035,248
DIVERSIFIED FINANCIAL SERVICES -- 4.30%
CIT Group, Inc.                                                          15,700            674,629
J.P. Morgan Chase & Company                                              39,700          1,402,204
Principal Financial Group, Inc.                                          26,200          1,097,780
                                                                                  ================
                                                                                         3,174,613
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.50%
Alltel Corporation                                                        5,900            367,452
ELECTRIC UTILITIES -- 5.11%
Entergy Corporation                                                       6,700            506,185
FirstEnergy Corporation                                                  23,700          1,140,207
FPL Group, Inc.                                                          50,500          2,124,030
                                                                                  ================
                                                                                         3,770,422
FOOD & STAPLES RETAILING -- 2.02%
Albertson's, Inc.                                                        34,200   $        707,256
Safeway, Inc.                                                            34,700            783,873
                                                                                  ================
                                                                                         1,491,129
FOOD PRODUCTS -- 4.04%
Kraft Foods, Inc.                                                        47,200          1,501,432
Unilever PLC ADR                                                         38,100          1,480,185
                                                                                  ================
                                                                                         2,981,617
HEALTH CARE PROVIDERS & SERVICES -- 4.22%
Aetna, Inc.                                                               5,800            480,356
HCA, Inc.                                                                21,300          1,207,071
Health Net, Inc. (a)                                                     15,000            572,400
Tenet Healthcare Corporation (a)                                         69,900            855,576
                                                                                  ================
                                                                                         3,115,403
HOTELS, RESTAURANTS & LEISURE -- 3.60%
McDonald's Corporation                                                   14,300            396,825
MGM Mirage (a)                                                           39,500          1,563,410
Yum! Brands, Inc.                                                        13,400            697,872
                                                                                  ================
                                                                                         2,658,107
HOUSEHOLD DURABLES -- 5.69%
Centex Corporation                                                       43,800          3,095,346
Pulte Homes, Inc.                                                        13,100          1,103,675
                                                                                  ================
                                                                                         4,199,021
INDUSTRIAL CONGLOMERATES -- 2.28%
Tyco International Limited                                               57,600          1,681,920
INSURANCE -- 14.23%
The Allstate Corporation                                                 21,600          1,290,600
Assurant, Inc.                                                           16,900            610,090
Conseco Inc. (a)                                                         31,600            689,512
Hartford Financial Services Group, Inc.                                   9,000            673,020
MetLife, Inc.                                                            72,300          3,249,162
Prudential Financial, Inc.                                               33,700          2,212,742
The St. Paul Travelers Companies, Inc.                                   44,700          1,766,991
                                                                                  ================
                                                                                        10,492,117

                      SEE NOTES TO THE FINANCIAL STATEMENTS

                                                                    SHARES
                                                                     HELD              VALUE
--------------------------------------------------------------------------------------------------
IT SERVICES -- 4.36%
Electronic Data Systems Corporation                                     166,900   $      3,212,825
LEISURE EQUIPMENT & PRODUCTS -- 0.06%
Eastman Kodak Company                                                     1,500             40,275
MEDIA -- 1.07%
Interpublic Group of Companies, Inc. (a)                                 65,000            791,700
METALS & MINING -- 3.05%
Alcan, Inc.                                                              25,400            762,000
Alcoa, Inc.                                                              56,900          1,486,797
                                                                                  ================
                                                                                         2,248,797
MULTILINE RETAIL -- 1.82%
Sears Holdings Corporation (a)                                            7,036          1,054,485
Target Corporation                                                        5,300            288,373
                                                                                  ================
                                                                                         1,342,858
OIL, GAS & CONSUMABLE FUELS -- 2.91%
Petro-Canada                                                             11,000            716,540
Valero Energy Corporation                                                18,100          1,431,891
                                                                                  ================
                                                                                         2,148,431
PAPER & FOREST PRODUCTS -- 1.83%
International Paper Company                                              18,400            555,864
Weyerhaeuser Company                                                     12,500            795,625
                                                                                  ================
                                                                                         1,351,489
PHARMACEUTICALS -- 0.46%
Merck & Company, Inc.                                                    11,000            338,800
ROAD & RAIL -- 2.70%
CSX Corporation                                                          46,700          1,992,222
SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT -- 1.80%
Freescale Semiconductor, Inc. (a)                                        63,100          1,325,731
SOFTWARE -- 4.77%
Computer Associates International, Inc.                                 128,000          3,517,440
THRIFTS & MORTGAGE FINANCE -- 4.30%
Freddie Mac                                                              33,800          2,204,774
Washington Mutual, Inc.                                                  23,700            964,353
                                                                                  ================
                                                                                         3,169,127
TOBACCO -- 4.13%
Altria Group, Inc.                                                       47,100   $      3,045,486
Total investments -- 94.58%
(cost $62,565,775)                                                                      69,752,805
Time deposit* -- 3.07%                                                                   2,262,122
Other assets in excess of liabilities -- 2.35%                                           1,737,859
                                                                                  ================
Net Assets -- 100.00%                                                             $     73,752,786

(a) -- NON-INCOME PRODUCING SECURITY.

ADR -- AMERICAN DEPOSITORY RECEIPT.

* -- TIME DEPOSIT BEARS INTEREST AT 2.67% AND MATURES ON 7/1/2005. INVESTED THROUGH A CASH MANAGEMENT ACCOUNT ADMINISTERED BY BROWN BROTHERS HARRIMAN & CO.

INVESTMENTS BY INDUSTRY (% OF NET ASSETS)

Insurance                                                  14.2%
Household Durables                                          5.7
Electric Utilities                                          5.1
Software                                                    4.8
IT Services                                                 4.4
Diversified Financial Services                              4.3
Thrifts & Mortgage Finance                                  4.3
Health Care Providers & Services                            4.2
Tobacco                                                     4.1
Food Products                                               4.1
Commercial Services & Supplies                              3.8
Hotels, Restaurants & Leisure                               3.6
Aerospace & Defense                                         3.4
Metals & Mining                                             3.1
Oil, Gas & Consumable Fuels                                 2.9
Commercial Banks                                            2.8
Consumer Finance                                            2.8
Road & Rail                                                 2.7
Industrial Conglomerates                                    2.3
Food & Staples Retailing                                    2.0
Paper & Forest Products                                     1.8
Multiline Retail                                            1.8
Semiconductor & Semiconductor Equipment                     1.8
Chemicals                                                   1.4
Media                                                       1.1
Computers & Peripherals                                     1.0
Diversified Telecommunication Services                      0.5
Pharmaceuticals                                             0.5
Leisure Equipment & Products                                0.1
                                                           ----
   Total                                                   94.6%
                                                           ====

                      SEE NOTES TO THE FINANCIAL STATEMENTS

                     HOTCHKIS AND WILEY LARGECAP VALUE FUND

COMMON                                                              SHARES
STOCKS -- 97.27%                                                     HELD              VALUE
--------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE -- 4.45%
Lockheed Martin Corporation                                           1,712,700   $    111,102,849
Raytheon Company                                                      1,955,200         76,487,424
                                                                                  ================
                                                                                       187,590,273
AUTO COMPONENTS -- 0.75%
Delphi Corporation                                                    1,418,100          6,594,165
Lear Corporation                                                        684,800         24,913,024
                                                                                  ================
                                                                                        31,507,189
COMMERCIAL BANKS -- 2.39%
KeyCorp                                                               1,362,200         45,156,930
UnionBanCal Corporation                                                 830,700         55,590,444
                                                                                  ================
                                                                                       100,747,374
COMMERCIAL SERVICES & SUPPLIES -- 4.00%
Cendant Corporation                                                   4,083,700         91,352,369
PHH Corporation (a)                                                     111,405          2,865,337
Waste Management, Inc.                                                2,624,100         74,366,994
                                                                                  ================
                                                                                       168,584,700
CONSUMER FINANCE -- 3.03%
MBNA Corporation                                                      4,883,200        127,744,512
DIVERSIFIED FINANCIAL SERVICES -- 3.29%
CIT Group, Inc.                                                         964,000         41,423,080
Principal Financial Group, Inc.                                       2,323,100         97,337,890
                                                                                  ================
                                                                                       138,760,970
ELECTRIC UTILITIES -- 8.26%
Alliant Energy Corporation                                              882,200         24,833,930
Entergy Corporation                                                     901,100         68,078,105
FirstEnergy Corporation                                               2,240,100        107,771,211
FPL Group, Inc.                                                       3,509,500        147,609,570
                                                                                  ================
                                                                                       348,292,816
FOOD & STAPLES RETAILING -- 2.62%
Albertson's, Inc.                                                     5,337,900        110,387,772
FOOD PRODUCTS -- 4.57%
Kraft Foods, Inc.                                                     1,765,400         56,157,374
Sara Lee Corporation                                                  2,500,500   $     49,534,905
Unilever PLC ADR                                                      2,241,100         87,066,735
                                                                                  ================
                                                                                       192,759,014
HEALTH CARE PROVIDERS & SERVICES -- 3.94%
Aetna, Inc.                                                             361,600         29,947,712
HCA, Inc.                                                               806,400         45,698,688
Tenet Healthcare Corporation (a)                                      7,408,900         90,684,936
                                                                                  ================
                                                                                       166,331,336
HOTELS, RESTAURANTS & LEISURE -- 2.91%
Harrah's Entertainment, Inc.                                          1,203,250         86,718,228
Yum! Brands, Inc.                                                       689,200         35,893,536
                                                                                  ================
                                                                                       122,611,764
HOUSEHOLD DURABLES -- 4.01%
Lennar Corporation -- B Shares                                        1,970,720        115,917,750
Lennar Corporation                                                      840,300         53,317,035
                                                                                  ================
                                                                                       169,234,785
INDUSTRIAL CONGLOMERATES -- 2.22%
Tyco International Limited                                            3,201,200         93,475,040
INSURANCE -- 14.00%
Allmerica Financial Corporation (a)                                     233,500          8,660,515
The Allstate Corporation                                              1,191,700         71,204,075
MetLife, Inc.                                                         4,201,300        188,806,422
Prudential Financial, Inc.                                            1,907,300        125,233,318
The St. Paul Travelers Companies, Inc.                                2,547,800        100,714,534
UnumProvident Corporation                                             5,228,100         95,778,792
                                                                                  ================
                                                                                       590,397,656
IT SERVICES -- 4.89%
Electronic Data Systems Corporation                                  10,716,700        206,296,475
LEISURE EQUIPMENT & PRODUCTS -- 1.58%
Eastman Kodak Company                                                 2,476,300         66,488,655
MACHINERY -- 1.37%
SPX Corporation                                                       1,258,000         57,842,840
METALS & MINING -- 2.13%
Alcoa, Inc.                                                           3,437,948         89,833,581

                      SEE NOTES TO THE FINANCIAL STATEMENTS

                                                                    SHARES
                                                                     HELD              VALUE
--------------------------------------------------------------------------------------------------
MULTILINE RETAIL -- 1.49%
Sears Holdings Corporation (a)                                          418,868   $     62,775,747
OIL, GAS & CONSUMABLE FUELS -- 2.96%
Ashland, Inc.                                                         1,209,100         86,898,017
Sunoco, Inc.                                                            334,600         38,037,328
                                                                                  ================
                                                                                       124,935,345
PAPER & FOREST PRODUCTS -- 1.29%
Weyerhaeuser Company                                                    856,600         54,522,590
REAL ESTATE -- 4.60%
Apartment Investment &
  Management Company                                                  1,379,200         56,436,864
New Century Financial Corporation                                     1,771,100         91,123,095
Plum Creek Timber Company                                             1,273,400         46,224,420
                                                                                  ================
                                                                                       193,784,379
ROAD & RAIL -- 1.13%
Union Pacific Corporation                                               734,200         47,576,160
SOFTWARE -- 6.17%
BMC Software, Inc. (a)                                                3,020,000         54,209,000
Computer Associates International, Inc.                               7,502,100        206,157,708
                                                                                  ================
                                                                                       260,366,708
TEXTILES, APPAREL & LUXURY GOODS -- 1.33%
Jones Apparel Group, Inc.                                             1,809,700         56,173,088
THRIFTS & MORTGAGE FINANCE -- 3.98%
Freddie Mac                                                           1,907,700        124,439,271
Washington Mutual, Inc.                                               1,071,500         43,599,335
                                                                                  ================
                                                                                       168,038,606
TOBACCO -- 3.91%
Altria Group, Inc.                                                    2,547,500        164,721,350
Total investments -- 97.27%
  (cost $3,777,681,462)                                                              4,101,780,725
Time deposit* -- 2.81%                                                                 118,639,134
Liabilities in excess of other assets -- (0.08%)                                        (3,336,181)
                                                                                  ================
Net Assets -- 100.00%                                                             $  4,217,083,678

(a) -- NON-INCOME PRODUCING SECURITY.
ADR -- AMERICAN DEPOSITORY RECEIPT.
* -- TIME DEPOSIT BEARS INTEREST AT 2.67% AND MATURES ON 7/1/2005. INVESTED THROUGH A CASH MANAGEMENT ACCOUNT ADMINISTERED BY BROWN BROTHERS HARRIMAN & CO.

INVESTMENTS BY INDUSTRY (% OF NET ASSETS)

Insurance                                                  14.0%
Electric Utilities                                          8.3
Software                                                    6.2
IT Services                                                 4.9
Real Estate                                                 4.6
Food Products                                               4.6
Aerospace & Defense                                         4.5
Household Durables                                          4.0
Commercial Services & Supplies                              4.0
Thrifts & Mortgage Finance                                  4.0
Health Care Providers & Services                            3.9
Tobacco                                                     3.9
Diversified Financial Services                              3.3
Consumer Finance                                            3.0
Oil, Gas & Consumable Fuels                                 3.0
Hotels, Restaurants & Leisure                               2.9
Food & Staples Retailing                                    2.6
Commercial Banks                                            2.4
Industrial Conglomerates                                    2.2
Metals & Mining                                             2.1
Leisure Equipment & Products                                1.6
Multiline Retail                                            1.5
Machinery                                                   1.4
Textiles, Apparel & Luxury Goods                            1.3
Paper & Forest Products                                     1.3
Road & Rail                                                 1.1
Auto Components                                             0.7
                                                           ----
   Total                                                   97.3%
                                                           ====

                      SEE NOTES TO THE FINANCIAL STATEMENTS

                      HOTCHKIS AND WILEY MID-CAP VALUE FUND

COMMON                                                              SHARES
STOCKS -- 98.11%                                                     HELD              VALUE
--------------------------------------------------------------------------------------------------
AIRLINES -- 0.58%
Airtran Holdings, Inc. (a)                                            2,307,300   $     21,296,379
AUTO COMPONENTS -- 3.28%
Delphi Corporation                                                    4,042,700         18,798,555
Lear Corporation                                                      2,764,700        100,579,786
                                                                                  ================
                                                                                       119,378,341
CHEMICALS -- 4.20%
FMC Corporation (a)                                                     487,400         27,362,636
Huntsman Corporation (a)                                                613,100         12,427,537
Lubrizol Corporation                                                    911,000         38,271,110
The Mosaic Company (a)                                                4,820,300         75,003,868
                                                                                  ================
                                                                                       153,065,151
COMMERCIAL BANKS -- 1.90%
KeyCorp                                                               1,095,850         36,327,427
UnionBanCal Corporation                                                 490,000         32,790,800
                                                                                  ================
                                                                                        69,118,227
COMMERCIAL SERVICES & SUPPLIES -- 0.76%
IKON Office Solutions, Inc.                                           2,916,600         27,736,866
CONSUMER FINANCE -- 1.54%
AmeriCredit Corporation (a)                                           2,203,400         56,186,700
DIVERSIFIED FINANCIAL SERVICES -- 3.17%
CIT Group, Inc.                                                       1,532,200         65,838,634
Principal Financial Group, Inc.                                       1,182,600         49,550,940
                                                                                  ================
                                                                                       115,389,574
ELECTRIC UTILITIES -- 8.66%
Alliant Energy Corporation                                            1,483,400         41,757,710
American Electric Power Company, Inc.                                    12,200            449,814
Entergy Corporation                                                     464,000         35,055,200
FirstEnergy Corporation                                               2,254,300        108,454,373
FPL Group, Inc.                                                       3,079,800        129,536,388
                                                                                  ================
                                                                                       315,253,485
FOOD & STAPLES RETAILING -- 2.19%
Albertson's, Inc.                                                     2,235,700         46,234,276
Safeway, Inc.                                                         1,484,600   $     33,537,114
                                                                                  ================
                                                                                        79,771,390
FOOD PRODUCTS -- 1.42%
Del Monte Foods Company (a)                                           4,787,800         51,564,606
GAS UTILITIES -- 1.40%
Southern Union Company (a)                                            2,071,125         50,846,119
HEALTH CARE PROVIDERS & SERVICES -- 4.62%
Health Net, Inc. (a)                                                  2,871,200        109,564,992
Tenet Healthcare Corporation (a)                                      4,804,300         58,804,632
                                                                                  ================
                                                                                       168,369,624
HOTELS, RESTAURANTS & LEISURE -- 2.92%
Harrah's Entertainment, Inc.                                            492,100         35,465,647
La Quinta Corporation (a)                                             2,974,000         27,747,420
Yum! Brands, Inc.                                                       830,300         43,242,024
                                                                                  ================
                                                                                       106,455,091
HOUSEHOLD DURABLES -- 5.59%
Beazer Homes USA, Inc.                                                1,459,000         83,381,850
Centex Corporation                                                    1,314,300         92,881,581
Furniture Brands International, Inc.                                  1,255,600         27,133,516
                                                                                  ================
                                                                                       203,396,947
INSURANCE -- 12.71%
Allmerica Financial Corporation (a)                                   1,379,400         51,161,946
Assurant, Inc.                                                        3,008,900        108,621,290
CNA Financial Corporation (a)                                         1,605,324         45,623,308
Conseco Inc. (a)                                                      3,529,300         77,009,326
Lincoln National Corporation                                          1,547,400         72,604,008
UnumProvident Corporation                                             5,871,500        107,565,880
                                                                                  ================
                                                                                       462,585,758
IT SERVICES -- 6.27%
BearingPoint, Inc. (a)                                                6,887,300         50,483,909
Electronic Data Systems Corporation                                   9,241,800        177,904,650
                                                                                  ================
                                                                                       228,388,559
LEISURE EQUIPMENT & PRODUCTS -- 1.26%
Eastman Kodak Company                                                 1,703,800         45,747,030

                      SEE NOTES TO THE FINANCIAL STATEMENTS

                                                                    SHARES
                                                                     HELD              VALUE
--------------------------------------------------------------------------------------------------
MACHINERY -- 1.34%
SPX Corporation                                                       1,057,000   $     48,600,860
MARINE -- 0.82%
Alexander & Baldwin, Inc.                                               644,400         29,867,940
MEDIA -- 2.91%
Dex Media, Inc.                                                       1,227,400         29,960,834
R.H. Donnelley Corporation (a)                                          280,400         17,379,192
Valassis Communications, Inc. (a)                                     1,579,600         58,524,180
                                                                                  ================
                                                                                       105,864,206
METALS & MINING -- 0.84%
Alcan, Inc. (b)                                                       1,017,300         30,519,000
MULTILINE RETAIL -- 1.01%
Sears Holdings Corporation (a)                                          245,071         36,728,791
OIL, GAS & CONSUMABLE FUELS -- 4.67%
Ashland, Inc.                                                         1,774,300        127,518,941
Sunoco, Inc.                                                            360,444         40,975,274
Valero Energy Corporation                                                19,800          1,566,378
                                                                                  ================
                                                                                       170,060,593
REAL ESTATE -- 10.57%
American Financial Realty Trust                                       4,001,300         61,539,994
American Home Mortgage
  Investment Corporation                                              1,235,700         43,200,072
Apartment Investment &
  Management Company                                                    999,500         40,899,540
MI Developments, Inc.                                                 1,943,200         61,307,960
Saxon Capital, Inc.                                                   1,767,000         30,162,690
The St. Joe Company                                                   1,812,000        147,750,480
                                                                                  ================
                                                                                       384,860,736
ROAD & RAIL -- 2.87%
CSX Corporation                                                       2,450,500        104,538,330
SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT -- 2.06%
Freescale Semiconductor, Inc. (a)                                     3,563,200         74,862,832
SOFTWARE -- 4.92%
BMC Software, Inc. (a)                                                6,496,100        116,604,995
Computer Associates International, Inc.                               2,278,400         62,610,432
                                                                                  ================
                                                                                       179,215,427
SPECIALTY RETAIL -- 1.16%
Foot Locker, Inc.                                                     1,549,000   $     42,163,780
TEXTILES, APPAREL & LUXURY GOODS -- 1.98%
Jones Apparel Group, Inc.                                             1,261,600         39,160,064
Reebok International Limited                                            784,500         32,815,635
                                                                                  ================
                                                                                        71,975,699
TOBACCO -- 0.49%
Loews Corporation -- Carolina Group                                     530,300         17,669,596
Total investments -- 98.11%
  (cost $3,009,994,573)                                                              3,571,477,637
Time deposit* -- 1.38%                                                                  50,317,380
Other assets in excess of liabilities -- 0.51%                                          18,336,223
                                                                                  ================
Net Assets -- 100.00%                                                             $  3,640,131,240

(a) -- NON-INCOME PRODUCING SECURITY.
* -- TIME DEPOSIT BEARS INTEREST AT 2.67% AND MATURES ON 7/1/2005. INVESTED THROUGH A CASH MANAGEMENT ACCOUNT ADMINISTERED BY BROWN BROTHERS HARRIMAN & CO.

                      SEE NOTES TO THE FINANCIAL STATEMENTS

INVESTMENTS BY INDUSTRY (% OF NET ASSETS)

Insurance                                                  12.7%
Real Estate                                                 9.7
Electric Utilities                                          8.7
IT Services                                                 6.3
Household Durables                                          5.6
Software                                                    4.9
Oil, Gas & Consumable Fuels                                 4.7
Health Care Providers & Services                            4.6
Chemicals                                                   4.2
Auto Components                                             3.3
Diversified Financial Services                              3.2
Hotels, Restaurants & Leisure                               2.9
Media%                                                      2.9
Road & Rail                                                 2.9
Food & Staples Retailing                                    2.2
Semiconductor & Semiconductor Equipment                     2.0
Textiles, Apparel & Luxury Goods                            2.0
Commercial Banks                                            1.9
Consumer Finance                                            1.5
Food Products                                               1.4
Gas Utilities                                               1.4
Machinery                                                   1.3
Leisure Equipment & Products                                1.3
Specialty Retail                                            1.2
Multiline Retail                                            1.0
Metals & Mining                                             0.8
Thrifts & Mortgage Finance                                  0.8
Marine                                                      0.8
Commercial Services & Supplies                              0.8
Airlines                                                    0.6
Tobacco                                                     0.5
                                                           ----
   Total                                                   98.1%
                                                           ====

                      SEE NOTES TO THE FINANCIAL STATEMENTS

                     HOTCHKIS AND WILEY SMALL CAP VALUE FUND

COMMON                                                              SHARES
STOCKS -- 96.81%                                                     HELD              VALUE
--------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE -- 0.50%
EDO Corp.                                                               132,900   $      3,975,039
AIRLINES -- 1.10%
Airtran Holdings, Inc. (a)                                              936,600          8,644,818
AUTO COMPONENTS -- 2.01%
Hayes Lemmerz International, Inc. (a)                                   651,000          4,635,120
Lear Corporation                                                        308,100         11,208,678
                                                                                  ================
                                                                                        15,843,798
CHEMICALS -- 4.95%
Agrium, Inc. (b)                                                        953,100         18,690,291
Lubrizol Corporation                                                    203,000          8,528,030
The Mosaic Company (a)                                                  106,000          1,649,360
Pioneer Companies, Inc. (a)                                             349,100          7,676,709
Westlake Chemical Corporation                                           105,000          2,572,500
                                                                                  ================
                                                                                        39,116,890
COMMERCIAL SERVICES & SUPPLIES -- 13.29%
Bowne & Company, Inc.                                                 1,266,200         18,309,252
IKON Office Solutions, Inc.                                             510,900          4,858,659
Kelly Services, Inc.                                                    893,200         25,581,248
Mac-Gray Corporation (a)                                                 40,300            369,551
PHH Corporation (a)                                                   1,348,200         34,675,704
Spherion Corporation (a)                                              3,213,400         21,208,440
                                                                                  ================
                                                                                       105,002,854
CONSUMER FINANCE -- 0.59%
AmeriCredit Corporation (a)                                             183,900          4,689,450
CONTAINERS & PACKAGING -- 3.89%
Longview Fibre Company                                                1,495,400         30,730,470
ELECTRIC UTILITIES -- 1.33%
Alliant Energy Corporation                                              374,300         10,536,545
FOOD & STAPLES RETAILING -- 1.94%
BJ's Wholesale Club, Inc. (a)                                           228,200          7,414,218
Pathmark Stores, Inc. (a)                                               904,200          7,920,792
                                                                                  ================
                                                                                        15,335,010
FOOD PRODUCTS -- 1.84%
Del Monte Foods Company (a)                                           1,350,700         14,547,039
GAS UTILITIES -- 2.37%
Southern Union Company (a)                                              762,440   $     18,717,902
HEALTH CARE PROVIDERS & SERVICES -- 0.46%
Magellan Health Services, Inc. (a)                                      102,300          3,612,213
HOTELS, RESTAURANTS & LEISURE -- 3.98%
Jameson Inns, Inc. (a)                                                2,921,017          6,747,549
Lodgian, Inc. (a)                                                     1,118,009         11,481,953
Magna Entertainment Corp. (a)                                         1,461,700          8,243,988
Papa John's International, Inc. (a)                                      11,000            439,670
Sunterra Corporation (a)                                                280,100          4,540,421
                                                                                  ================
                                                                                        31,453,581
HOUSEHOLD DURABLES -- 10.83%
Beazer Homes USA, Inc.                                                  383,700         21,928,455
Brookfield Homes Corporation                                             86,500          3,944,400
Furniture Brands International, Inc.                                    247,000          5,337,670
M/I Homes, Inc.                                                         132,500          7,168,250
WCI Communities, Inc. (a)                                             1,000,300         32,039,609
William Lyon Homes, Inc. (a)                                            156,100         15,143,261
                                                                                  ================
                                                                                        85,561,645
INSURANCE -- 6.61%
Allmerica Financial Corporation (a)                                     631,100         23,407,499
Conseco Inc. (a)                                                        318,900          6,958,398
KMG America Corporation (a)                                             790,300          7,855,582
PMA Capital Corp. (a)                                                    12,100            106,843
United America Indemnity, Ltd (a)                                       811,128         13,943,290
                                                                                  ================
                                                                                        52,271,612
IT SERVICES -- 3.55%
BearingPoint, Inc. (a)                                                3,827,100         28,052,643
LEISURE EQUIPMENT & PRODUCTS -- 1.16%
Callaway Golf Company                                                   594,200          9,168,506
MACHINERY -- 1.29%
Bucyrus International, Inc.                                             268,800         10,209,024
MARINE -- 2.09%
Alexander & Baldwin, Inc.                                               356,900         16,542,315

                      SEE NOTES TO THE FINANCIAL STATEMENTS

                                                                    SHARES
                                                                     HELD              VALUE
--------------------------------------------------------------------------------------------------
MEDIA -- 4.29%
Gray Television, Inc.                                                     4,200   $         50,652
R.H. Donnelley Corporation (a)                                          122,200          7,573,956
Valassis Communications, Inc. (a)                                       709,500         26,286,975
                                                                                  ================
                                                                                        33,911,583
METALS & MINING -- 0.47%
Algoma Steel, Inc. (a)                                                  184,100          3,764,845
OIL, GAS & CONSUMABLE FUELS -- 5.43%
Foundation Coal Holdings, Inc.                                          635,900         16,495,246
Giant Industries, Inc. (a)                                              344,100         12,387,600
Overseas Shipholding Group                                              235,400         14,041,610
                                                                                  ================
                                                                                        42,924,456
PAPER & FOREST PRODUCTS -- 0.88%
Pope & Talbot, Inc.                                                     623,800          6,924,180
REAL ESTATE -- 12.68%
Aames Investment Corporation                                          1,429,000         13,889,880
American Financial Realty Trust                                         605,300          9,309,514
Capital Lease Funding, Inc.                                             401,000          4,350,850
Fieldstone Investment Corporation                                       566,100          8,151,840
Fieldstone Investment Corporation 144A (r)                              556,700          8,016,480
Government Properties Trust, Inc.                                        66,700            648,324
MI Developments, Inc.                                                 1,134,800         35,802,940
MortgageIT Holdings, Inc.                                               482,000          8,796,500
The St. Joe Company                                                     102,200          8,333,388
Thomas Properties Group, Inc.                                           232,400          2,907,324
                                                                                  ================
                                                                                       100,207,040
ROAD & RAIL -- 0.67%
Central Freight Lines, Inc. (a)                                         584,300          1,519,180
SCS Transportation, Inc. (a)                                            213,300          3,796,740
                                                                                  ================
                                                                                         5,315,920
SOFTWARE -- 1.95%
Compuware Corporation (a)                                               762,600          5,483,094
Lawson Software, Inc. (a)                                             1,708,100          8,796,715
Micromuse, Inc. (a)                                                     202,300   $      1,145,018
                                                                                  ================
                                                                                        15,424,827
SPECIALTY RETAIL -- 1.16%
Group 1 Automotive, Inc. (a)                                            380,900          9,156,836
TEXTILES, APPAREL & LUXURY GOODS -- 5.24%
Tommy Hilfiger Corporation (a)(b)                                       656,800          9,037,568
The Warnaco Group Inc. (a)                                            1,391,300         32,347,725
                                                                                  ================
                                                                                        41,385,293
THRIFTS & MORTGAGE FINANCE -- 0.26%
Timberland Bancorp, Inc.                                                 92,800          2,088,464
Total investments -- 96.81%
  (cost $624,538,512)                                                                  765,114,798
Time deposit* -- 3.66%                                                                  28,909,987
Liabilities in excess of other assets -- (0.47%)                                        (3,669,008)
                                                                                  ================
Total Net Assets -- 100.00%                                                       $    790,355,777

(a) -- NON-INCOME PRODUCING SECURITY.

(r) -- RESTRICTED SECURITY. PURCHASED IN A PRIVATE PLACEMENT TRANSACTION; RESALE TO THE PUBLIC MAY REQUIRE REGISTRATION OR BE LIMITED TO QUALIFIED INSTITUTIONAL BUYERS.

* -- TIME DEPOSIT BEARS INTEREST AT 2.67% AND MATURES ON 7/1/2005. INVESTED THROUGH A CASH MANAGEMENT ACCOUNT ADMINISTERED BY BROWN BROTHERS HARRIMAN & CO.

                      SEE NOTES TO THE FINANCIAL STATEMENTS

INVESTMENTS BY INDUSTRY (% OF NET ASSETS)

Commercial Services & Supplies                             13.3%
Real Estate                                                12.7
Household Durables                                         10.8
Insurance                                                   6.6
Textiles, Apparel & Luxury Goods                            5.2
Chemicals                                                   4.9
Media                                                       4.3
Hotels, Restaurants & Leisure                               4.0
Containers & Packaging                                      3.9
IT Services                                                 3.5
Oil, Gas & Consumable Fuels                                 3.3
Metals & Mining                                             2.6
Gas Utilities                                               2.4
Marine                                                      2.1
Auto Components                                             2.0
Software                                                    1.9
Food & Staples Retailing                                    1.9
Food Products                                               1.8
Electric Utilities                                          1.3
Machinery                                                   1.3
Leisure Equipment & Products                                1.2
Specialty Retail                                            1.2
Airlines                                                    1.1
Paper & Forest Products                                     0.9
Road & Rail                                                 0.7
Consumer Finance                                            0.6
Aerospace & Defense                                         0.5
Health Care Providers & Services                            0.5
Thrifts & Mortgage Finance                                  0.3
                                                           ----
   Total                                                   96.8%
                                                           ====

                      SEE NOTES TO THE FINANCIAL STATEMENTS

COMMON                                                              SHARES
STOCKS -- 90.55%                                                     HELD              VALUE
--------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE -- 1.60%
Lockheed Martin Corporation                                              57,600   $      3,736,512
AUTO COMPONENTS -- 2.61%
Lear Corporation                                                        168,000          6,111,840
COMMERCIAL SERVICES & SUPPLIES -- 6.57%
Cendant Corporation                                                     222,900          4,986,273
PHH Corporation (a)                                                     403,815         10,386,122
                                                                                  ================
                                                                                        15,372,395
FOOD & STAPLES RETAILING -- 0.38%
Albertson's, Inc.                                                        42,600            880,968
HEALTH CARE PROVIDERS & SERVICES -- 2.62%
Tenet Healthcare Corporation (a)                                        500,500          6,126,120
HOTELS, RESTAURANTS & LEISURE -- 0.13%
Sunterra Corporation (a)                                                 18,300            296,643
HOUSEHOLD DURABLES -- 10.89%
WCI Communities, Inc. (a)                                               795,400         25,476,662
INSURANCE -- 20.04%
Allmerica Financial Corporation (a)                                     515,100         19,105,059
Prudential Financial, Inc.                                               95,500          6,270,530
The St. Paul Travelers Companies, Inc.                                  237,100          9,372,563
UnumProvident Corporation                                               662,600         12,138,832
                                                                                  ================
                                                                                        46,886,984
IT SERVICES -- 9.27%
Electronic Data Systems Corporation                                   1,126,800         21,690,900
MACHINERY -- 0.25%
Miller Industries, Inc. (a)                                              45,700            588,616
MULTILINE RETAIL -- 1.67%
Sears Holdings Corporation (a)                                           26,060          3,905,612
OIL, GAS & CONSUMABLE FUELS -- 2.83%
Ashland, Inc.                                                            92,200          6,626,414
REAL ESTATE -- 21.24%
Aames Investment Corporation                                            854,600          8,306,712
Apartment Investment &
  Management Company                                                     64,600          2,643,432
Capital Lease Funding, Inc.                                             831,700          9,023,945
Fieldstone Investment Corporation                                       438,700          6,317,280
Fieldstone Investment Corporation 144A (r)                              216,900          3,123,360
Government Properties Trust, Inc.                                       852,900   $      8,290,188
MI Developments, Inc.                                                   234,200          7,389,010
MortgageIT Holdings, Inc.                                               251,900          4,597,175
                                                                                  ================
                                                                                        49,691,102
SOFTWARE -- 9.73%
BMC Software, Inc. (a)                                                  715,400         12,841,430
Computer Associates International, Inc.                                 360,700          9,912,036
                                                                                  ================
                                                                                        22,753,466
THRIFTS & MORTGAGE FINANCE -- 0.72%
AmNet Mortgage, Inc. (a)                                                181,900          1,682,575
Total investments -- 90.55%
  (cost $189,420,014)                                                                  211,826,809
Time deposit* -- 5.13%                                                                  12,004,097
Other assets in excess of liabilities -- 4.32%                                          10,109,532
                                                                                  ================
Net Assets -- 100.00%                                                             $    233,940,438

(a) -- NON-INCOME PRODUCING SECURITY.

(r) -- RESTRICTED SECURITY. PURCHASED IN A PRIVATE PLACEMENT TRANSACTION; RESALE TO THE PUBLIC MAY REQUIRE REGISTRATION OR BE LIMITED TO QUALIFIED INSTITUTIONAL BUYERS.

* -- TIME DEPOSIT BEARS INTEREST AT 2.67% AND MATURES ON 7/1/2005. INVESTED THROUGH A CASH MANAGEMENT ACCOUNT ADMINISTERED BY BROWN BROTHERS HARRIMAN & CO.

INVESTMENTS BY INDUSTRY (% OF NET ASSETS)

Real Estate                                                21.2%
Insurance                                                  20.0
Household Durables                                         10.9
Software                                                    9.7
IT Services                                                 9.3
Commercial Services & Supplies                              6.6
Oil, Gas & Consumable Fuels                                 2.8
Health Care Providers & Services                            2.6
Auto Components                                             2.6
Multiline Retail                                            1.7
Aerospace & Defense                                         1.6
Thrifts & Mortgage Finance                                  0.7
Food & Staples Retailing                                    0.4
Machinery                                                   0.3
Hotels, Restaurants & Leisure                               0.1
                                                           ----
   Total                                                   90.5%
                                                           ====

                      SEE NOTES TO THE FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2005

                                                                            CORE VALUE      LARGE CAP VALUE     MID-CAP VALUE
                                                                               FUND               FUND               FUND
----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at value*                                                 $     69,752,805   $  4,101,780,725   $  3,571,477,637
  Time deposit                                                                  2,262,122        118,639,134         50,317,380
  Dividends and interest receivable                                               103,224          5,484,531          2,315,851
  Receivable for investments sold                                                      --         24,748,572         24,733,193
  Receivable for Fund shares sold                                               3,020,448        143,831,795          6,520,418
  Other assets                                                                     17,581             72,880             44,045
                                                                         ----------------   ----------------   ----------------
      Total assets                                                       $     75,156,180   $  4,394,557,637   $  3,655,408,524
                                                                         ----------------   ----------------   ----------------
LIABILITIES:
  Payable for investments purchased                                      $      1,365,338   $    170,794,931   $      8,097,657
  Payable for Fund shares repurchased                                               2,420          5,513,016          5,939,458
  Accrued expenses and other liabilities                                           35,636          1,166,012          1,240,169
                                                                         ----------------   ----------------   ----------------
      Total liabilities                                                         1,403,394        177,473,959         15,277,284
                                                                         ----------------   ----------------   ----------------
      Net assets                                                         $     73,752,786   $  4,217,083,678   $  3,640,131,240
                                                                         ================   ================   ================
NET ASSETS CONSIST OF:
  Paid in capital                                                        $     66,161,675   $  3,839,579,481   $  2,955,222,582
  Undistributed investment income                                                 154,937         12,742,196          6,141,951
  Undistributed net realized gain on securities                                   249,144         40,662,738        117,283,643
  Net unrealized appreciation of securities                                     7,187,030        324,099,263        561,483,064
                                                                         ----------------   ----------------   ----------------
      Net assets                                                         $     73,752,786   $  4,217,083,678   $  3,640,131,240
                                                                         ================   ================   ================
CALCULATION OF NET ASSET VALUE PER SHARE -- CLASS A
  Net Assets                                                             $     21,683,799   $  2,440,384,296   $  1,075,252,583
  Shares Outstanding (unlimited shares $0.001 par value
    authorized)                                                                 1,768,596        104,340,795         37,845,063
  Net asset value per share                                              $          12.26   $          23.39   $          28.41
                                                                         ================   ================   ================
PUBLIC OFFERING PRICE PER SHARE -- CLASS A
  ($12.26 divided by 0.9475, $23.39 divided by 0.9475,
    $28.41 divided by 0.9475, $52.74 divided by 0.9475,
    $20.40 divided by 0.9475)                                            $          12.94   $          24.69   $          29.99
                                                                         ================   ================   ================
CALCULATION OF NET ASSET VALUE PER SHARE AND
  PUBLIC OFFERING PRICE PER SHARE -- CLASS B
  Net Assets                                                                                $      8,190,000   $     48,398,138
  Shares Outstanding (unlimited shares $0.001 par value
    authorized)                                                                                      354,703          1,748,975
  Net asset value per share                                                                 $          23.09   $          27.67
                                                                                            ================   ================
CALCULATION OF NET ASSET VALUE PER SHARE AND
  PUBLIC OFFERING PRICE PER SHARE -- CLASS C
  Net Assets                                                             $     15,483,079   $    506,673,815   $    252,380,810
  Shares Outstanding (unlimited shares $0.001 par value
    authorized)                                                                 1,269,859         21,960,416          9,110,527
  Net asset value per share                                              $          12.19   $          23.07   $          27.70
                                                                         ================   ================   ================
CALCULATION OF NET ASSET VALUE PER SHARE AND
  PUBLIC OFFERING PRICE PER SHARE -- CLASS R
  Net Assets                                                                                $     25,932,800   $     20,038,346
  Shares Outstanding (unlimited shares $0.001 par value
    authorized)                                                                                    1,100,522            697,985
  Net asset value per share                                                                 $          23.56   $          28.71
                                                                                            ================   ================
CALCULATION OF NET ASSET VALUE PER SHARE AND
  PUBLIC OFFERING PRICE PER SHARE -- CLASS I
  Net Assets                                                             $     36,585,908   $  1,235,902,767   $  2,244,061,363
  Shares Outstanding (unlimited shares $0.001 par value
    authorized)                                                                 2,979,461         52,657,920         78,602,083
  Net asset value per share                                              $          12.28   $          23.47   $          28.55
                                                                         ================   ================   ================

*Cost of investments                                                     $     62,565,775   $  3,777,681,462   $  3,009,994,573
                                                                         ================   ================   ================

                                                                         SMALL CAP VALUE     ALL CAP VALUE
                                                                               FUND               FUND
------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at value*                                                 $    765,114,798   $    211,826,809
  Time deposit                                                                 28,909,987         12,004,097
  Dividends and interest receivable                                               556,548            424,727
  Receivable for investments sold                                                      --          1,171,523
  Receivable for Fund shares sold                                               1,031,792         13,117,080
  Other assets                                                                     26,544             11,710
                                                                         ----------------   ----------------
      Total assets                                                       $    795,639,669   $    238,555,946
                                                                         ----------------   ----------------
LIABILITIES:
  Payable for investments purchased                                      $      4,466,874   $      4,275,427
  Payable for Fund shares repurchased                                             460,716            250,026
  Accrued expenses and other liabilities                                          356,302             90,055
                                                                         ----------------   ----------------
      Total liabilities                                                         5,283,892          4,615,508
                                                                         ----------------   ----------------
      Net assets                                                         $    790,355,777   $    233,940,438
                                                                         ================   ================
NET ASSETS CONSIST OF:
  Paid in capital                                                        $    569,007,435   $    206,123,977
  Undistributed investment income                                                 574,723            838,996
  Undistributed net realized gain on securities                                80,197,333          4,570,670
  Net unrealized appreciation of securities                                   140,576,286         22,406,795
                                                                         ----------------   ----------------
      Net assets                                                         $    790,355,777   $    233,940,438
                                                                         ================   ================
CALCULATION OF NET ASSET VALUE PER SHARE -- CLASS A
  Net Assets                                                             $    232,453,439   $    112,897,586
  Shares Outstanding (unlimited shares $0.001 par value
    authorized)                                                                 4,407,288          5,533,543
  Net asset value per share                                              $          52.74   $          20.40
                                                                         ================   ================
PUBLIC OFFERING PRICE PER SHARE -- CLASS A
  ($12.26 divided by 0.9475, $23.39 divided by 0.9475,
    $28.41 divided by 0.9475, $52.74 divided by 0.9475,
    $20.40 divided by 0.9475)                                            $          55.66   $          21.53
                                                                         ================   ================
CALCULATION OF NET ASSET VALUE PER SHARE AND
  PUBLIC OFFERING PRICE PER SHARE -- CLASS B
  Net Assets                                                             $     12,745,437
  Shares Outstanding (unlimited shares $0.001 par value
    authorized)                                                                   251,798
  Net asset value per share                                              $          50.62
                                                                         ================
CALCULATION OF NET ASSET VALUE PER SHARE AND
  PUBLIC OFFERING PRICE PER SHARE -- CLASS C
  Net Assets                                                             $     26,791,902   $     66,073,956
  Shares Outstanding (unlimited shares $0.001 par value
    authorized)                                                                   528,726          3,300,225
  Net asset value per share                                              $          50.67   $          20.02
                                                                         ================   ================
CALCULATION OF NET ASSET VALUE PER SHARE AND
  PUBLIC OFFERING PRICE PER SHARE -- CLASS R
  Net Assets
  Shares Outstanding (unlimited shares $0.001 par value
    authorized)
  Net asset value per share

CALCULATION OF NET ASSET VALUE PER SHARE AND
  PUBLIC OFFERING PRICE PER SHARE -- CLASS I
  Net Assets                                                             $    518,365,001   $     54,968,896
  Shares Outstanding (unlimited shares $0.001 par value
    authorized)                                                                 9,869,152          2,700,435
  Net asset value per share                                              $          52.52   $          20.36
                                                                         ================   ================

*Cost of investments                                                     $    624,538,512   $    189,420,014
                                                                         ================   ================

                      SEE NOTES TO THE FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED JUNE 30, 2005

                                                                            CORE VALUE      LARGE CAP VALUE     MID-CAP VALUE
                                                                               FUND^              FUND               FUND
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Income*
    Dividends                                                            $        603,753   $     41,464,343   $     42,636,127
    Interest                                                                       29,253          1,660,257          1,610,032
    Other                                                                              --              4,297              4,006
                                                                         ----------------   ----------------   ----------------
        Total Income                                                              633,006         43,128,897         44,250,165
                                                                         ----------------   ----------------   ----------------

EXPENSES:
  Advisory fees                                                                   246,950         14,673,264         20,915,296
  Professional fees and expenses                                                    4,296            100,748            143,982
  Custodian fees and expenses                                                       9,904            114,448            133,000
  Transfer agent fees and expenses                                                 42,951          2,369,547          4,217,440
  Accounting fees and expenses                                                     37,961            384,103            506,208
  Administration fees                                                              21,211          1,257,955          1,936,786
  Trustees' fees and expenses                                                         917             61,528             87,924
  Reports to shareholders                                                             841            102,568            205,716
  Registration fees                                                                59,546            266,595            363,575
  Distribution and service fees -- Class A                                         11,287          2,861,444          2,352,753
  Distribution and service fees -- Class B                                             --             72,915            448,725
  Distribution and service fees -- Class C                                         48,708          2,252,329          2,270,761
  Distribution and service fees -- Class R                                             --             50,618             62,026
  Other expenses                                                                    1,842             39,078             95,235
                                                                         ----------------   ----------------   ----------------
      Total expenses                                                              486,414         24,607,140         33,739,427
  Less, expense waiver                                                           (111,969)                --                 --
                                                                         ----------------   ----------------   ----------------
      Net expenses                                                                374,445         24,607,140         33,739,427
                                                                         ----------------   ----------------   ----------------
  Net investment income (loss)                                                    258,561         18,521,757         10,510,738
                                                                         ----------------   ----------------   ----------------

REALIZED AND UNREALIZED GAIN ON SECURITIES:
    Net realized gains on securities                                              249,144         44,470,932        174,658,626
    Net change in unrealized appreciation
      of securities                                                             7,187,030        259,156,977        339,850,340
                                                                         ----------------   ----------------   ----------------
  Net gains on securities                                                       7,436,174        303,627,909        514,508,966
                                                                         ----------------   ----------------   ----------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                               $      7,694,735   $    322,149,666   $    525,019,704
                                                                         ================   ================   ================

*Net of Foreign Taxes Withheld                                           $            402   $             --   $        121,447
                                                                         ================   ================   ================

                                                                         SMALL CAP VALUE     ALL CAP VALUE
                                                                               FUND               FUND
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Income*
    Dividends                                                            $      6,837,026   $      2,764,326
    Interest                                                                      431,780             96,058
    Other                                                                              76                 --
                                                                         ----------------   ----------------
        Total Income                                                            7,268,882          2,860,384
                                                                         ----------------   ----------------

EXPENSES:
  Advisory fees                                                                 5,034,683            938,380
  Professional fees and expenses                                                   55,482             21,169
  Custodian fees and expenses                                                      41,737             11,423
  Transfer agent fees and expenses                                              1,142,539            112,091
  Accounting fees and expenses                                                    151,681             51,391
  Administration fees                                                             474,915             84,219
  Trustees' fees and expenses                                                      22,189              3,471
  Reports to shareholders                                                          53,066              7,716
  Registration fees                                                                90,356             54,416
  Distribution and service fees -- Class A                                        554,919            142,247
  Distribution and service fees -- Class B                                        119,922                 --
  Distribution and service fees -- Class C                                        258,722            340,379
  Distribution and service fees -- Class R                                             --                 --
  Other expenses                                                                   34,181             17,981
                                                                         ----------------   ----------------
      Total expenses                                                            8,034,392          1,784,883
  Less, expense waiver                                                                 --                 --
                                                                         ----------------   ----------------
      Net expenses                                                              8,034,392          1,784,883
                                                                         ----------------   ----------------
  Net investment income (loss)                                                   (765,510)         1,075,501
                                                                         ----------------   ----------------

REALIZED AND UNREALIZED GAIN ON SECURITIES:
    Net realized gains on securities                                          101,427,721          4,671,291
    Net change in unrealized appreciation
      of securities                                                            20,274,853         18,485,721
                                                                         ----------------   ----------------
  Net gains on securities                                                     121,702,574         23,157,012
                                                                         ----------------   ----------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                               $    120,937,064   $     24,232,513
                                                                         ================   ================

*Net of Foreign Taxes Withheld                                           $         77,777   $          7,995
                                                                         ================   ================

^ Period August 30, 2004 (commencement of operations) through June 30, 2005.

                      SEE NOTES TO THE FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                  CORE VALUE FUND                 LARGE CAP VALUE FUND
                                                               ---------------------    ----------------------------------------
                                                                      PERIOD
                                                                  AUGUST 30, 2004^          YEAR ENDED            YEAR ENDED
                                                               THROUGH JUNE 30, 2005       JUNE 30, 2005         JUNE 30, 2004
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
    Net investment income (loss)                               $             258,561    $       18,521,757    $        1,581,731
    Net realized gain on securities                                          249,144            44,470,932             2,908,226
    Net change in unrealized appreciation of securities                    7,187,030           259,156,977            54,161,567
                                                               ---------------------    ------------------    ------------------
        Net increase in net assets resulting from
          operations                                                       7,694,735           322,149,666            58,651,524
                                                               ---------------------    ------------------    ------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
    Investment income -- net:
      Class I                                                                (91,190)           (2,424,819)             (433,595)
      Class A                                                                 (6,424)           (3,522,648)             (381,639)
      Class B                                                                     --                    --                (2,935)
      Class C                                                                 (6,010)             (187,110)              (26,203)
      Class R                                                                     --               (28,035)                   --
    Realized gain on securities -- net:
      Class I                                                                     --            (1,757,813)             (326,451)
      Class A                                                                     --            (3,240,290)             (424,491)
      Class B                                                                     --               (25,500)              (12,781)
      Class C                                                                     --              (646,401)              (73,612)
      Class R                                                                     --               (23,219)                   --
                                                               ---------------------    ------------------    ------------------
        Net decrease in net assets resulting from
          dividends and distributions to shareholders                       (103,624)          (11,855,835)           (1,681,707)
                                                               ---------------------    ------------------    ------------------
CAPITAL SHARE TRANSACTIONS:
    Net increase in net assets resulting from capital
      share transactions                                                  66,161,675         3,307,239,893           466,845,207
                                                               ---------------------    ------------------    ------------------
NET ASSETS:
    Total increase in net assets                                          73,752,786         3,617,533,724           523,815,024
    Beginning of year                                                             --           599,549,954            75,734,930
                                                               ---------------------    ------------------    ------------------
    End of year                                                $          73,752,786    $    4,217,083,678    $      599,549,954
                                                               =====================    ==================    ==================

                                                                          MID-CAP VALUE FUND
                                                               ----------------------------------------
                                                                   YEAR ENDED            YEAR ENDED
                                                                  JUNE 30, 2005         JUNE 30, 2004
-------------------------------------------------------------------------------------------------------
OPERATIONS:
    Net investment income (loss)                               $       10,510,738    $        2,992,147
    Net realized gain on securities                                   174,658,626            40,472,180
    Net change in unrealized appreciation of securities               339,850,340           196,949,255
                                                               ------------------    ------------------
        Net increase in net assets resulting from
          operations                                                  525,019,704           240,413,582
                                                               ------------------    ------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
    Investment income -- net:
      Class I                                                          (4,026,703)           (1,368,825)
      Class A                                                          (1,103,303)             (587,101)
      Class B                                                                  --               (16,323)
      Class C                                                             (32,300)                 (390)
      Class R                                                                  --                    --
    Realized gain on securities -- net:
      Class I                                                         (47,234,415)           (5,828,896)
      Class A                                                         (31,272,383)           (3,336,607)
      Class B                                                          (1,468,504)             (395,838)
      Class C                                                          (7,463,100)           (1,107,621)
      Class R                                                            (377,076)               (1,658)
                                                               ------------------    ------------------
        Net decrease in net assets resulting from
          dividends and distributions to shareholders                 (92,977,784)          (12,643,259)
                                                               ------------------    ------------------
CAPITAL SHARE TRANSACTIONS:
    Net increase in net assets resulting from capital
      share transactions                                            1,296,688,199         1,432,295,894
                                                               ------------------    ------------------
NET ASSETS:
    Total increase in net assets                                    1,728,730,119         1,660,066,217
    Beginning of year                                               1,911,401,121           251,334,904
                                                               ------------------    ------------------
    End of year                                                $    3,640,131,240    $    1,911,401,121
                                                               ==================    ==================

                                                                         SMALL CAP VALUE FUND
                                                               ----------------------------------------
                                                                   YEAR ENDED            YEAR ENDED
                                                                  JUNE 30, 2005         JUNE 30, 2004
-------------------------------------------------------------------------------------------------------
OPERATIONS:
    Net investment income (loss)                               $         (765,510)   $         (962,797)
    Net realized gain on securities                                   101,427,721            81,833,279
    Net change in unrealized appreciation of securities                20,274,853            88,252,916
                                                               ------------------    ------------------
        Net increase in net assets resulting from
          operations                                                  120,937,064           169,123,398
                                                               ------------------    ------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
    Investment income -- net:
      Class I                                                                  --              (113,240)
      Class A                                                                  --                    --
      Class B                                                                  --                    --
      Class C                                                                  --                    --
      Class R                                                                  --                    --
    Realized gain on securities -- net:
      Class I                                                         (55,173,507)           (4,556,091)
      Class A                                                         (30,404,861)           (3,814,494)
      Class B                                                          (1,688,489)             (174,267)
      Class C                                                          (3,638,230)             (409,097)
      Class R                                                                  --                    --
                                                               ------------------    ------------------
        Net decrease in net assets resulting from
          dividends and distributions to shareholders                 (90,905,087)           (9,067,189)
                                                               ------------------    ------------------
CAPITAL SHARE TRANSACTIONS:
    Net increase in net assets resulting from capital
      share transactions                                              181,126,866           157,887,481
                                                               ------------------    ------------------
NET ASSETS:
    Total increase in net assets                                      211,158,843           317,943,690
    Beginning of year                                                 579,196,934           261,253,244
                                                               ------------------    ------------------
    End of year                                                $      790,355,777    $      579,196,934
                                                               ==================    ==================

                                                                          ALL CAP VALUE FUND
                                                               ----------------------------------------
                                                                   YEAR ENDED            YEAR ENDED
                                                                  JUNE 30, 2005         JUNE 30, 2004
-------------------------------------------------------------------------------------------------------
OPERATIONS:
    Net investment income (loss)                               $        1,075,501    $            2,462
    Net realized gain on securities                                     4,671,291               142,322
    Net change in unrealized appreciation of securities                18,485,721             3,642,569
                                                               ------------------    ------------------
        Net increase in net assets resulting from
          operations                                                   24,232,513             3,787,353
                                                               ------------------    ------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
    Investment income -- net:
      Class I                                                             (52,268)              (11,531)
      Class A                                                             (41,286)               (5,272)
      Class B                                                                  --                    --
      Class C                                                                  --                  (522)
      Class R                                                                  --                    --
    Realized gain on securities -- net:
      Class I                                                            (101,981)              (14,502)
      Class A                                                            (166,985)              (12,762)
      Class B                                                                  --                    --
      Class C                                                             (99,543)               (5,490)
      Class R                                                                  --                    --
                                                               ------------------    ------------------
        Net decrease in net assets resulting from
          dividends and distributions to shareholders                    (462,063)              (50,079)
                                                               ------------------    ------------------
CAPITAL SHARE TRANSACTIONS:
    Net increase in net assets resulting from capital
      share transactions                                              131,315,951            71,556,996
                                                               ------------------    ------------------
NET ASSETS:
    Total increase in net assets                                      155,086,401            75,294,270
    Beginning of year                                                  78,854,037             3,559,767
                                                               ------------------    ------------------
    End of year                                                $      233,940,438    $       78,854,037
                                                               ==================    ==================

^ Commencement of operations.

                      SEE NOTES TO THE FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

THE FOLLOWING PER SHARE DATA AND RATIOS HAVE BEEN DERIVED FROM INFORMATION PROVIDED IN THE FINANCIAL STATEMENTS.

                                               INCOME FROM INVESTMENT OPERATIONS           DIVIDENDS AND DISTRIBUTIONS
                                             ------------------------------------  ------------------------------------------
                                                          NET GAINS
                                                         (LOSSES) ON
                                  NET ASSET               SECURITIES                DIVIDENDS  DISTRIBUTIONS
                                    VALUE,      NET         (BOTH      TOTAL FROM  (FROM NET      (FROM
                                  BEGINNING  INVESTMENT  REALIZED AND  INVESTMENT  INVESTMENT     CAPITAL         TOTAL
CORE VALUE FUND                   OF PERIOD    INCOME     UNREALIZED)  OPERATIONS    INCOME)      GAINS)      DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------------
CLASS I
  Period from 8/30/2004(1) to
    6/30/2005                     $   10.00  $     0.08  $       2.23  $     2.31  $    (0.03) $          --  $       (0.03)

CLASS A
  Period from 8/30/2004(1) to
    6/30/2005                         10.00        0.05          2.24        2.29       (0.03)            --          (0.03)

CLASS C
  Period from 8/30/2004(1) to
    6/30/2005                         10.00        0.01          2.20        2.21       (0.02)            --          (0.02)

                                                                            RATIOS TO AVERAGE NET ASSETS
                                                         NET ASSETS,  -----------------------------------------
                                  NET ASSET                END OF       EXPENSES,                    INVESTMENT
                                  VALUE, END    TOTAL    PERIOD (IN      NET OF                      INCOME --
CORE VALUE FUND                   OF PERIOD   RETURN(2)  THOUSANDS)   REIMBURSEMENT     EXPENSES        NET
---------------------------------------------------------------------------------------------------------------
CLASS I
  Period from 8/30/2004(1) to
    6/30/2005                     $    12.28      23.16% $    36,586           0.95%(3)     1.30%(3)       0.96%(3)

CLASS A
  Period from 8/30/2004(1) to
    6/30/2005                          12.26      22.93       21,684           1.20(3)      1.50(3)        0.73(3)

CLASS C
  Period from 8/30/2004(1) to
    6/30/2005                          12.19      22.10       15,483           1.95(3)      2.26(3)       (0.02)(3)

                                                                                           PERIOD AUGUST 30, 2004(1)
                                                                                             THROUGH JUNE 30, 2005
--------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                                               13%

(1)  COMMENCEMENT OF OPERATIONS.

(2) TOTAL RETURNS EXCLUDE THE EFFECTS OF SALES CHARGES. THE FUND'S INVESTMENT ADVISOR WAIVED A PORTION OF ITS ADVISORY FEE AND/OR REIMBURSED A PORTION OF THE FUND'S EXPENSES. WITHOUT SUCH WAIVER AND/OR REIMBURSEMENT, THE FUND'S PERFORMANCE WOULD HAVE BEEN LOWER.

(3)  ANNUALIZED.

                      SEE NOTES TO THE FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

THE FOLLOWING PER SHARE DATA AND RATIOS HAVE BEEN DERIVED FROM INFORMATION PROVIDED IN THE FINANCIAL STATEMENTS.

                                               INCOME FROM INVESTMENT OPERATIONS         DIVIDENDS AND DISTRIBUTIONS
                                             ------------------------------------  ----------------------------------------
                                                          NET GAINS
                                                         (LOSSES) ON
                                  NET ASSET               SECURITIES                DIVIDENDS  DISTRIBUTIONS
                                    VALUE,      NET         (BOTH      TOTAL FROM  (FROM NET      (FROM
                                  BEGINNING  INVESTMENT  REALIZED AND  INVESTMENT  INVESTMENT     CAPITAL         TOTAL
LARGE CAP VALUE FUND              OF PERIOD    INCOME     UNREALIZED)  OPERATIONS    INCOME)      GAINS)      DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------------
CLASS I
  Year ended 6/30/2005            $   20.09  $     0.17  $       3.42  $     3.59  $    (0.13) $       (0.08) $       (0.21)
  Year ended 6/30/2004                15.26        0.10          4.92        5.02       (0.12)         (0.07)         (0.19)
  Year ended 6/30/2003                15.99        0.17          0.36        0.53       (0.16)         (1.10)         (1.26)
  Year ended 6/30/2002                16.82        0.22         (0.32)      (0.10)      (0.15)         (0.58)         (0.73)
  Year ended 6/30/2001                13.02        0.31          3.80        4.11       (0.31)            --          (0.31)

CLASS A
  Year ended 6/30/2005                20.04        0.15          3.38        3.53       (0.10)         (0.08)         (0.18)
  Year ended 6/30/2004                15.25        0.11          4.85        4.96       (0.10)         (0.07)         (0.17)
  Year ended 6/30/2003                15.98        0.16          0.35        0.51       (0.14)         (1.10)         (1.24)
  Period from 10/26/2001(1) to
    6/30/2002                         15.57        0.13          0.87        1.00       (0.09)         (0.50)         (0.59)

CLASS B
  Year ended 6/30/2005                19.84        0.04          3.29        3.33          --          (0.08)         (0.08)
  Year ended 6/30/2004                15.14          --          4.79        4.79       (0.02)         (0.07)         (0.09)
  Year ended 6/30/2003                15.93        0.04          0.36        0.40       (0.09)         (1.10)         (1.19)
  Period from 2/4/2002(1) to
    6/30/2002                         15.60        0.02          0.31        0.33          --             --             --

CLASS C
  Year ended 6/30/2005                19.84        0.04          3.29        3.33       (0.02)         (0.08)         (0.10)
  Year ended 6/30/2004                15.15       (0.13)         4.93        4.80       (0.04)         (0.07)         (0.11)
  Year ended 6/30/2003                15.92       (0.16)         0.56        0.40       (0.07)         (1.10)         (1.17)
  Period from 2/4/2002(1) to
    6/30/2002                         15.60        0.03          0.29        0.32          --             --             --

CLASS R
  Year ended 6/30/2005                20.25        0.14          3.36        3.50       (0.11)         (0.08)         (0.19)
  Period from 8/28/2003(1) to
    6/30/2004                         16.26        0.02          3.97        3.99          --             --             --

                                                                            RATIOS TO AVERAGE NET ASSETS
                                                         NET ASSETS,  -----------------------------------------
                                  NET ASSET                END OF       EXPENSES,                    INVESTMENT
                                  VALUE, END    TOTAL    PERIOD (IN      NET OF                      INCOME --
LARGE CAP VALUE FUND              OF PERIOD   RETURN(2)  THOUSANDS)   REIMBURSEMENT     EXPENSES        NET
---------------------------------------------------------------------------------------------------------------
CLASS I
  Year ended 6/30/2005            $    23.47      17.95% $ 1,235,903           0.99%        0.99%          1.22%
  Year ended 6/30/2004                 20.09      33.20      200,719           1.03         1.06           0.85
  Year ended 6/30/2003                 15.26       4.95       44,077           1.05         1.34           1.32
  Year ended 6/30/2002                 15.99      (0.38)      39,215           1.00         1.50           1.30
  Year ended 6/30/2001                 16.82      31.90       47,271           0.95         1.20           1.96

CLASS A
  Year ended 6/30/2005                 23.39      17.68    2,440,384           1.24         1.24           0.96
  Year ended 6/30/2004                 20.04      32.78      311,596           1.28         1.31           0.60
  Year ended 6/30/2003                 15.25       4.79       28,704           1.30         1.59           1.07
  Period from 10/26/2001(1) to
    6/30/2002                          15.98       6.51        6,546           1.25(3)      1.75(3)        1.05(3)

CLASS B
  Year ended 6/30/2005                 23.09      16.79        8,190           1.99         1.99           0.16
  Year ended 6/30/2004                 19.84      31.78        6,584           2.03         2.06          (0.15)
  Year ended 6/30/2003                 15.14       4.05          546           2.05         2.34           0.32
  Period from 2/4/2002(1) to
    6/30/2002                          15.93       2.12          193           2.00(3)      2.50(3)        0.30(3)

CLASS C
  Year ended 6/30/2005                 23.07      16.80      506,674           1.99         1.99           0.22
  Year ended 6/30/2004                 19.84      31.83       78,986           2.03         2.06          (0.14)
  Year ended 6/30/2003                 15.15       4.05        2,408           2.05         2.34           0.32
  Period from 2/4/2002(1) to
    6/30/2002                          15.92       2.05        1,092           2.00(3)      2.50(3)        0.30(3)

CLASS R
  Year ended 6/30/2005                 23.56      17.35       25,933           1.49         1.49           0.77
  Period from 8/28/2003(1) to
    6/30/2004                          20.25      24.54        1,665           1.71(3)      1.74(3)        0.53(3)

                                                                  YEAR ENDED JUNE 30,
                                           ------------------------------------------------------------------
                                              2005          2004          2003          2002          2001
-------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                            14%            5%           35%           96%           26%

(1)  COMMENCEMENT OF OPERATIONS.
(2) TOTAL RETURNS EXCLUDE THE EFFECTS OF SALES CHARGES. PRIOR TO 7/1/2004, THE FUND'S INVESTMENT ADVISOR WAIVED A PORTION OF ITS ADVISORY FEE AND REIMBURSED A PORTION OF THE FUND'S EXPENSES. WITHOUT SUCH WAIVER AND REIMBURSEMENT, THE FUND'S PERFORMANCE WOULD HAVE BEEN LOWER.
(3)  ANNUALIZED.

                      SEE NOTES TO THE FINANCIAL STATEMENTS

THE FOLLOWING PER SHARE DATA AND RATIOS HAVE BEEN DERIVED FROM INFORMATION PROVIDED IN THE FINANCIAL STATEMENTS.

                                                 INCOME FROM INVESTMENT OPERATIONS           DIVIDENDS AND DISTRIBUTIONS
                                               ------------------------------------  -----------------------------------------
                                                             NET GAINS
                                                            (LOSSES) ON
                                  NET ASSET                  SECURITIES                DIVIDENDS  DISTRIBUTIONS
                                    VALUE,      NET            (BOTH      TOTAL FROM  (FROM NET      (FROM
                                  BEGINNING  INVESTMENT     REALIZED AND  INVESTMENT  INVESTMENT     CAPITAL         TOTAL
MID-CAP VALUE FUND                OF PERIOD    INCOME        UNREALIZED)  OPERATIONS    INCOME)      GAINS)      DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------
CLASS I
  Year ended 6/30/2005            $   24.53  $     0.11     $       4.82  $     4.93  $    (0.07) $       (0.84) $       (0.91)
  Year ended 6/30/2004                17.64        0.06             7.24        7.30       (0.08)         (0.33)         (0.41)
  Year ended 6/30/2003                17.01        0.09             0.93        1.02       (0.05)         (0.34)         (0.39)
  Year ended 6/30/2002                17.14        0.11             0.68        0.79       (0.15)         (0.77)         (0.92)
  Year ended 6/30/2001                12.75        0.18             4.84        5.02       (0.27)         (0.36)         (0.63)

CLASS A
  Year ended 6/30/2005                24.43        0.07             4.78        4.85       (0.03)         (0.84)         (0.87)
  Year ended 6/30/2004                17.61        0.03             7.18        7.21       (0.06)         (0.33)         (0.39)
  Year ended 6/30/2003                16.99        0.05             0.94        0.99       (0.03)         (0.34)         (0.37)
  Year ended 6/30/2002                17.12        0.11             0.66        0.77       (0.13)         (0.77)         (0.90)
  Period from 1/2/2001(1) to
    6/30/2001                         15.02        0.04             2.06        2.10          --             --             --

CLASS B
  Year ended 6/30/2005                23.97       (0.14)            4.68        4.54          --          (0.84)         (0.84)
  Year ended 6/30/2004                17.36       (0.06)            7.00        6.94          --          (0.33)         (0.33)
  Year ended 6/30/2003                16.85       (0.02)            0.87        0.85          --          (0.34)         (0.34)
  Year ended 6/30/2002                17.06          --             0.63        0.63       (0.07)         (0.77)         (0.84)
  Period from 1/2/2001(1) to
    6/30/2001                         15.02        0.01             2.03        2.04          --             --             --

CLASS C
  Year ended 6/30/2005                23.99       (0.11)            4.66        4.55          --          (0.84)         (0.84)
  Year ended 6/30/2004                17.38       (0.03)            6.97        6.94          --          (0.33)         (0.33)
  Year ended 6/30/2003                16.87       (0.01)            0.86        0.85          --          (0.34)         (0.34)
  Year ended 6/30/2002                17.07        0.02             0.62        0.64       (0.07)         (0.77)         (0.84)
  Period from 1/2/2001(1) to
    6/30/2001                         15.02        0.00(4)          2.05        2.05          --             --             --

CLASS R
  Year ended 6/30/2005                24.78        0.03             4.81        4.84       (0.07)         (0.84)         (0.91)
  Period from 8/28/2003(1) to
    6/30/2004                         19.33        0.08             5.78        5.86       (0.08)         (0.33)         (0.41)

                                                                            RATIOS TO AVERAGE NET ASSETS
                                                         NET ASSETS,  -----------------------------------------
                                  NET ASSET                END OF       EXPENSES,                    INVESTMENT
                                  VALUE, END    TOTAL    PERIOD (IN      NET OF                      INCOME --
MID-CAP VALUE FUND                OF PERIOD   RETURN(2)  THOUSANDS)   REIMBURSEMENT     EXPENSES        NET
---------------------------------------------------------------------------------------------------------------
CLASS I
  Year ended 6/30/2005            $   28.55       20.41% $ 2,244,061           1.03%        1.03%          0.56%
  Year ended 6/30/2004                24.53       41.67      908,242           1.03         1.03           0.55
  Year ended 6/30/2003                17.64        6.46      162,404           1.15         1.22           0.88
  Year ended 6/30/2002                17.01        4.77       63,741           1.15         1.40           0.94
  Year ended 6/30/2001                17.14       40.36       30,198           1.15         1.57           1.91

CLASS A
  Year ended 6/30/2005                28.41       20.13    1,075,253           1.28         1.28           0.31
  Year ended 6/30/2004                24.43       41.21      755,749           1.28         1.28           0.30
  Year ended 6/30/2003                17.61        6.26       60,159           1.40         1.47           0.63
  Year ended 6/30/2002                16.99        4.64       18,790           1.40         1.65           0.69
  Period from 1/2/2001(1) to
    6/30/2001                         17.12       13.98          844           1.40(3)      2.22(3)        1.02(3)

CLASS B
  Year ended 6/30/2005                27.67       19.20       48,398           2.03         2.03          (0.43)
  Year ended 6/30/2004                23.97       40.21       42,018           2.04         2.04          (0.45)
  Year ended 6/30/2003                17.36        5.41       13,562           2.15         2.22          (0.12)
  Year ended 6/30/2002                16.85        3.82       11,363           2.15         2.40          (0.07)
  Period from 1/2/2001(1) to
    6/30/2001                         17.06       13.58        3,925           2.15(3)      2.96(3)        0.23(3)

CLASS C
  Year ended 6/30/2005                27.70       19.23      252,381           2.03         2.03          (0.43)
  Year ended 6/30/2004                23.99       40.19      201,360           2.04         2.04          (0.45)
  Year ended 6/30/2003                17.38        5.40       15,209           2.15         2.22          (0.12)
  Year ended 6/30/2002                16.87        3.85        9,084           2.15         2.40          (0.07)
  Period from 1/2/2001(1) to
    6/30/2001                         17.07       13.65        2,400           2.14(3)      2.96(3)        0.18(3)

CLASS R
  Year ended 6/30/2005                28.71       19.83       20,038           1.53         1.53           0.05
  Period from 8/28/2003(1) to
    6/30/2004                         24.78       30.58        4,032           1.72(3)      1.72(3)        0.16(3)

                                                                  YEAR ENDED JUNE 30,
                                           ------------------------------------------------------------------
                                              2005          2004          2003          2002          2001
-------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                            27%           25%           56%           82%          138%

(1)  COMMENCEMENT OF OPERATIONS.
(2) TOTAL RETURNS EXCLUDE THE EFFECTS OF SALES CHARGES. PRIOR TO 7/1/2003, THE FUND'S INVESTMENT ADVISOR WAIVED A PORTION OF ITS ADVISORY FEE AND REIMBURSED A PORTION OF THE FUND'S EXPENSES. WITHOUT SUCH WAIVER AND REIMBURSEMENT, THE FUND'S PERFORMANCE WOULD HAVE BEEN LOWER.
(3)  ANNUALIZED.
(4)  AMOUNT IS LESS THAN $0.01 PER SHARE.

                      SEE NOTES TO THE FINANCIAL STATEMENTS

THE FOLLOWING PER SHARE DATA AND RATIOS HAVE BEEN DERIVED FROM INFORMATION PROVIDED IN THE FINANCIAL STATEMENTS.

                                               INCOME FROM INVESTMENT OPERATIONS          DIVIDENDS AND DISTRIBUTIONS
                                             ------------------------------------  ----------------------------------------
                                                          NET GAINS
                                                         (LOSSES) ON
                                  NET ASSET               SECURITIES                DIVIDENDS  DISTRIBUTIONS
                                    VALUE,      NET         (BOTH      TOTAL FROM  (FROM NET      (FROM
                                  BEGINNING  INVESTMENT  REALIZED AND  INVESTMENT  INVESTMENT     CAPITAL         TOTAL
SMALL CAP VALUE FUND              OF PERIOD    INCOME     UNREALIZED)  OPERATIONS    INCOME)      GAINS)      DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------------
CLASS I
  Year ended 6/30/2005            $   50.54  $    (0.02) $       9.30  $     9.28  $     0.00  $       (7.30) $       (7.30)
  Year ended 6/30/2004                34.55        0.07         16.77       16.84       (0.02)         (0.83)         (0.85)
  Year ended 6/30/2003                31.83        0.08          2.69        2.77       (0.05)            --          (0.05)
  Year ended 6/30/2002                26.63        0.07          5.33        5.40       (0.20)            --          (0.20)
  Year ended 6/30/2001                17.11        0.25          9.28        9.53       (0.01)            --          (0.01)

CLASS A
  Year ended 6/30/2005                50.84       (0.14)         9.34        9.20          --          (7.30)         (7.30)
  Year ended 6/30/2004                34.81       (0.01)        16.87       16.86          --          (0.83)         (0.83)
  Year ended 6/30/2003                32.12       (0.11)         2.85        2.74       (0.05)            --          (0.05)
  Year ended 6/30/2002                26.86        0.20          5.26        5.46       (0.20)            --          (0.20)
  Period from 10/6/2000(1) to
    6/30/2001                         19.64        0.16          7.07        7.23       (0.01)            --          (0.01)

CLASS B
  Year ended 6/30/2005                49.40       (0.44)         8.96        8.52          --          (7.30)         (7.30)
  Year ended 6/30/2004                34.10       (0.26)        16.39       16.13          --          (0.83)         (0.83)
  Year ended 6/30/2003                31.71       (0.13)         2.55        2.42       (0.03)            --          (0.03)
  Period from 2/4/2002(1) to
    6/30/2002                         28.84       (0.03)         2.90        2.87          --             --             --

CLASS C
  Year ended 6/30/2005                49.45       (0.49)         9.01        8.52          --          (7.30)         (7.30)
  Year ended 6/30/2004                34.13       (0.24)        16.39       16.15          --          (0.83)         (0.83)
  Year ended 6/30/2003                31.71       (0.14)         2.58        2.44       (0.02)            --          (0.02)
  Period from 2/4/2002(1) to
    6/30/2002                         28.84       (0.04)         2.91        2.87          --             --             --

                                                                            RATIOS TO AVERAGE NET ASSETS
                                                         NET ASSETS,  -----------------------------------------
                                  NET ASSET                END OF       EXPENSES,                    INVESTMENT
                                  VALUE, END    TOTAL    PERIOD (IN      NET OF                      INCOME --
SMALL CAP VALUE FUND              OF PERIOD   RETURN(2)  THOUSANDS)   REIMBURSEMENT     EXPENSES        NET
---------------------------------------------------------------------------------------------------------------
CLASS I
  Year ended 6/30/2005            $    52.52      19.49% $   518,365           1.06%        1.06%          0.03%
  Year ended 6/30/2004                 50.54      49.06      324,984           1.14         1.14          (0.04)
  Year ended 6/30/2003                 34.55       8.72      136,680           1.22         1.25           0.36
  Year ended 6/30/2002                 31.83      20.45       97,458           1.24         1.32           0.49
  Year ended 6/30/2001                 26.63      55.69       48,773           1.24         1.32           1.16

CLASS A
  Year ended 6/30/2005                 52.74      19.20      232,453           1.31         1.31          (0.24)
  Year ended 6/30/2004                 50.84      48.70      217,833           1.39         1.39          (0.29)
  Year ended 6/30/2003                 34.81       8.57      111,208           1.47         1.50           0.11
  Year ended 6/30/2002                 32.12      20.47       13,660           1.49         1.57           0.24
  Period from 10/6/2000(1) to
    6/30/2001                          26.86      38.28           26           1.50(3)      1.62(3)        1.42(3)

CLASS B
  Year ended 6/30/2005                 50.62      18.32       12,745           2.06         2.06          (0.99)
  Year ended 6/30/2004                 49.40      47.60       11,248           2.14         2.14          (1.04)
  Year ended 6/30/2003                 34.10       7.63        4,689           2.22         2.25          (0.64)
  Period from 2/4/2002(1) to
    6/30/2002                          31.71       9.99          738           2.24(3)      2.32(3)       (0.51)(3)

CLASS C
  Year ended 6/30/2005                 50.67      18.30       26,792           2.06         2.06          (0.99)
  Year ended 6/30/2004                 49.45      47.62       25,132           2.14         2.14          (1.04)
  Year ended 6/30/2003                 34.13       7.66        8,676           2.22         2.25          (0.64)
  Period from 2/4/2002(1) to
    6/30/2002                          31.71       9.99        3,484           2.24(3)      2.32(3)       (0.51)(3)

                                                                  YEAR ENDED JUNE 30,
                                           ------------------------------------------------------------------
                                              2005          2004          2003          2002          2001
-------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                            49%           64%           54%           75%          197%

(1)  COMMENCEMENT OF OPERATIONS.
(2) TOTAL RETURNS EXCLUDE THE EFFECTS OF SALES CHARGES. PRIOR TO 7/1/2003, THE FUND'S INVESTMENT ADVISOR WAIVED A PORTION OF ITS ADVISORY FEE AND REIMBURSED A PORTION OF THE FUND'S EXPENSES. WITHOUT SUCH WAIVER AND REIMBURSEMENT, THE FUND'S PERFORMANCE WOULD HAVE BEEN LOWER.
(3)  ANNUALIZED.

                      SEE NOTES TO THE FINANCIAL STATEMENTS

THE FOLLOWING PER SHARE DATA AND RATIOS HAVE BEEN DERIVED FROM INFORMATION PROVIDED IN THE FINANCIAL STATEMENTS.

                                               INCOME FROM INVESTMENT OPERATIONS          DIVIDENDS AND DISTRIBUTIONS
                                             ------------------------------------   ----------------------------------------
                                                          NET GAINS
                                                         (LOSSES) ON
                                  NET ASSET               SECURITIES                DIVIDENDS  DISTRIBUTIONS
                                    VALUE,      NET         (BOTH      TOTAL FROM  (FROM NET      (FROM
                                  BEGINNING  INVESTMENT  REALIZED AND  INVESTMENT  INVESTMENT     CAPITAL         TOTAL
ALL CAP VALUE FUND                OF PERIOD    INCOME     UNREALIZED)  OPERATIONS    INCOME)      GAINS)      DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------------
CLASS I
  Year ended 6/30/2005            $   17.02  $     0.15  $       3.28  $     3.43  $    (0.03) $       (0.06) $       (0.09)
  Year ended 6/30/2004                12.58        0.03          4.43        4.46       (0.01)         (0.01)         (0.02)
  Period from 12/31/2002(1) to
    6/30/2003                         10.00        0.01          2.57        2.58          --             --             --

CLASS A
  Year ended 6/30/2005                17.09        0.11          3.28        3.39       (0.02)         (0.06)         (0.08)
  Year ended 6/30/2004                12.62        0.01          4.48        4.49       (0.01)         (0.01)         (0.02)
  Period from 12/31/2002(1) to
    6/30/2003                         10.00        0.03          2.59        2.62          --             --             --

CLASS C
  Year ended 6/30/2005                16.88        0.05          3.15        3.20          --          (0.06)         (0.06)
  Period from 8/28/2003(1) to
    6/30/2004                         14.32       (0.04)         2.61        2.57          --          (0.01)         (0.01)

                                                                            RATIOS TO AVERAGE NET ASSETS
                                                         NET ASSETS,  -----------------------------------------
                                  NET ASSET                END OF       EXPENSES,                    INVESTMENT
                                  VALUE, END    TOTAL    PERIOD (IN      NET OF                      INCOME --
ALL CAP VALUE FUND                OF PERIOD   RETURN(2)  THOUSANDS)   REIMBURSEMENT     EXPENSES        NET
---------------------------------------------------------------------------------------------------------------
CLASS I
  Year ended 6/30/2005            $    20.36      20.14% $    54,969           1.04%        1.04%          1.21%
  Year ended 6/30/2004                 17.02      35.48       22,678           1.15         1.25           0.32
  Period from 12/31/2002(1) to
    6/30/2003                          12.58      25.80        3,560           1.10(3)      5.84(3)        0.47(3)

CLASS A
  Year ended 6/30/2005                 20.40      19.84      112,898           1.29         1.29           1.01
  Year ended 6/30/2004                 17.09      35.56       35,438           1.40         1.50           0.07
  Period from 12/31/2002(1) to
    6/30/2003                          12.62      26.20           --           1.10(3)      5.84(3)        0.47(3)

CLASS C
  Year ended 6/30/2005                 20.02      18.98       66,074           2.04         2.04           0.25
  Period from 8/28/2003(1) to
    6/30/2004                          16.88      17.97       20,739           2.35(3)      2.46(3)       (0.60)(3)

                                            YEAR ENDED        YEAR ENDED      PERIOD DECEMBER 31, 2002(1)
                                           JUNE 30, 2005     JUNE 30, 2004      THROUGH JUNE 30, 2003
---------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                               39%               30%                          11%

(1)  COMMENCEMENT OF OPERATIONS.

(2) TOTAL RETURNS EXCLUDE THE EFFECTS OF SALES CHARGES. PRIOR TO JULY 1, 2004, THE FUND'S INVESTMENT ADVISOR WAIVED A PORTION OF ITS ADVISORY FEE AND REIMBURSED A PORTION OF THE FUND'S EXPENSES. WITHOUT SUCH WAIVER AND REIMBURSEMENT, THE FUND'S PERFORMANCE WOULD HAVE BEEN LOWER.

(3)  ANNUALIZED.

                      SEE NOTES TO THE FINANCIAL STATEMENTS

NOTES TO THE FINANCIAL STATEMENTS

JUNE 30, 2005

NOTE 1.

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. Hotchkis and Wiley Funds (the "Trust") is registered under the Investment Company Act of 1940 as an open-end, management investment company. The Trust was organized as a Delaware statutory trust on July 23, 2001 and consists of five series of shares. The Hotchkis and Wiley Core Value Fund, the Hotchkis and Wiley Large Cap Value Fund, the Hotchkis and Wiley Mid-Cap Value Fund and the Hotchkis and Wiley Small Cap Value Fund (collectively, the "H&W Funds") are diversified series and the Hotchkis and Wiley All Cap Value Fund (together with the H&W Funds, hereafter referred to as the "Funds") is a non-diversified series of the Trust. The Trust was organized to acquire the assets and liabilities of the Mercury HW Large Cap Value Fund, the Mercury HW Mid-Cap Value Fund and the Mercury HW Small Cap Value Fund (the "Mercury HW Funds"). On February 4, 2002, the Mercury HW Funds were reorganized into the Trust through a non-taxable exchange. These financial statements include operating results, changes in net assets and financial highlights of the Mercury HW Funds prior to the reorganization.

The Large Cap Value Fund and Mid-Cap Value Fund have five classes of shares:
Class A, Class B, Class C, Class I and Class R. The Small Cap Value Fund and All Cap Value Fund have four classes of shares: Class A, Class B, Class C and Class
I. The Core Value Fund and the All Cap Value Fund have issued only Class I, Class A and Class C shares. Class A shares are sold with a front-end sales charge. Class B and Class C shares may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B, Class C and Class R shares bear certain expenses related to the distribution and servicing fees of such shares. Each class has exclusive voting rights with respect to matters relating to its distribution and servicing expenditures (except that Class B shares have certain voting rights with respect to Class A distribution and servicing expenditures). The Small Cap Value Fund and All Cap Value Fund are closed to new investors. The Large Cap Value Fund and Mid-Cap Value Fund are available to limited investors. Class B shares are no longer available for purchase. Class R shares are available only to certain retirement plans.

The Funds' financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds.

SECURITY VALUATION: Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market ("NSM") are valued at the last sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. New York time), or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the average of the quoted bid and asked price in the over-the-counter market. Fixed-income securities are normally valued on the basis of quotes obtained from broker/dealers or pricing services. Short-term investments which mature in less than 60 days are valued at amortized cost, which approximates fair value. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and assets for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

FEDERAL INCOME TAXES: It is each Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and each Fund intends to distribute substantially all of its investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

INCOME AND EXPENSE ALLOCATION: Common expenses incurred by the Trust which are not allocable to a specific Fund are allocated among the Funds based upon relative net assets or evenly, depending on the nature of the expenditure. Net investment income, other than class-specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class at the beginning of the day (after adjusting for the current day's capital share activity of the respective class).

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income are declared and paid semi-annually for the Large Cap Value Fund and annually for the Core Value Fund, Mid-Cap Value Fund, Small Cap Value Fund and All Cap Value Fund. Distributions of net realized capital gains, if any, will be declared and paid at least annually.

SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security and shareholder transactions are recorded on trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income and dividends and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Generally accepted accounting principles require that permanent financial reporting and tax differences relating to shareholder distributions be reclassified within the capital accounts.

NOTE 2.

FEES AND TRANSACTIONS WITH AFFILIATES. The Trust has entered into an Investment Advisory Agreement for each of the Funds with Hotchkis and Wiley Capital Management, LLC (the "Advisor"), with which certain officers and a Trustee of the Trust are affiliated. The Advisor is a limited liability company, the primary members of which are HWCap Holdings, a limited liability company whose members are employees of the Advisor, and Stephens Group, Inc. and affiliates, which is a diversified holding company. The Advisor is responsible for the management of the Funds' investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. The Advisor receives a fee, computed daily and payable monthly, at the annual rates presented below as applied to each Fund's daily net assets. The Advisor has contractually agreed to pay all operating expenses in excess of the annual rates presented below as applied to such Fund's daily net assets through October 31, 2006.

                                             CORE        LARGE CAP   MID-CAP     SMALL CAP         ALL CAP
                                            VALUE          VALUE      VALUE        VALUE            VALUE
--------------------------------------------------------------------------------------------------------------
Annual Advisory Fee Rate                          0.75%       0.75%     0.75%            0.75%            0.75%
Annual cap on expenses -- Class I                 0.95%       1.05%     1.15%            1.25%            1.25%
Annual cap on expenses -- Class A                 1.20%       1.30%     1.40%            1.50%            1.50%
Annual cap on expenses -- Class B       Not applicable        2.05%     2.15%            2.25%  Not applicable
Annual cap on expenses -- Class C                 1.95%       2.05%     2.15%            2.25%            2.25%
Annual cap on expenses -- Class R       Not applicable        1.55%     1.65%  Not applicable   Not applicable

Effective April 1, 2005, Quasar Distributors, LLC, is the principal underwriter and distributor for the shares of the Funds ("Quasar" or the "Distributor"). The Distributor is affiliated with the Funds' Transfer Agent, Fund Accountant and Administrator, U.S. Bancorp Fund Services, LLC. Prior to April 1, 2005, the Funds' distributor was Stephens Inc. ("Stephens"). Pursuant to the Distribution Plan adopted by the Trust in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Funds pay the Distributor ongoing distribution and service fees. The fees are accrued daily and paid monthly at the annual rates based upon the average daily net assets of the shares as follows:

                        DISTRIBUTION AND SERVICE
                                  FEE
------------------------------------------------
Class A                           0.25%
Class B                           1.00%
Class C                           1.00%
Class R                           0.50%

Pursuant to separate agreements with the Distributor, selected dealers and other financial intermediaries also provide distribution services to the Funds. The ongoing distribution and service fee compensates the Distributor and selected dealers for providing distribution-related and shareholder services to Class A, Class B, Class C and Class R shareholders.

For the period July 1, 2004 through March 31, 2005, Stephens earned underwriting concessions and dealer commissions on sales of the Funds' shares as follows:

                                                UNDERWRITING     DEALER
                                                CONCESSIONS    COMMISSIONS
---------------------------------------------------------------------------
Large Cap Value Fund -- Class A                 $    150,018   $    182,173
Large Cap Value Fund -- Class B                           --             --
Large Cap Value Fund -- Class C                           --         61,660
Mid-Cap Value Fund -- Class A                         19,007         15,205
Mid-Cap Value Fund -- Class B                             --              4
Mid-Cap Value Fund -- Class C                             --         15,353
Small Cap Value Fund -- Class A                        2,021          3,105
Small Cap Value Fund -- Class B                           --             --
Small Cap Value Fund -- Class C                           --          4,686
All Cap Value Fund -- Class A                         33,553        121,998
All Cap Value Fund -- Class C                             --          8,990
Core Value Fund -- Class A                             4,377          1,830
Core Value Fund -- Class C                                --          7,165
                                                ------------   ------------
                                                     208,976        422,168
                                                ============   ============

Certain selected dealers and other financial intermediaries charge a fee for shareholder accounting services and administrative services that they provide to the Funds on behalf of certain shareholders; the portion of this fee paid by the Funds is included within transfer agent fees and expenses in the Statements of Operations.

As of April 1, 2005, U.S. Bancorp Fund Services, LLC (the "Administrator" or "USBFS"), is the administrator for each Fund. Prior to April 1, 2005, the Funds' administrator was Stephens.

As permitted by Rule 10f-3 under the Investment Company Act of 1940, the Board of Trustees of the Trust has adopted procedures which allow the Funds, under certain conditions described in the Rule, to acquire newly issued securities from a member of an underwriting group in which an affiliated underwriter participates.

NOTE 3.

INVESTMENTS. Purchases and sales of investment securities, excluding short-term investments, for the year ended June 30, 2005 were as follows:

                                             CORE VALUE      LARGE CAP VALUE    MID-CAP VALUE    SMALL CAP VALUE    ALL CAP VALUE
----------------------------------------------------------------------------------------------------------------------------------
Purchases                                  $    67,210,630   $ 3,505,915,702   $ 1,950,072,855   $   401,244,075   $   159,538,413
Sales                                            4,893,999       264,774,628       728,920,192       321,331,059        48,105,000

The following information is presented on an income tax basis as of June 30, 2005:

                                             CORE VALUE      LARGE CAP VALUE    MID-CAP VALUE    SMALL CAP VALUE    ALL CAP VALUE
----------------------------------------------------------------------------------------------------------------------------------
Cost of investments                        $    62,576,286   $ 3,782,469,446   $ 3,008,714,335   $   624,541,645   $   189,493,554

Gross unrealized appreciation                    8,099,450       410,274,648       658,122,274       165,959,305        25,423,679
Gross unrealized depreciation                      922,931        90,963,369        95,358,972        25,386,152         3,090,424

Net unrealized appreciation
 on investments                                  7,176,519       319,311,279       562,763,302       140,573,153        22,333,255

Distributable ordinary income
 (as of 6/30/2005)                                 414,592        17,009,910        26,632,397         9,495,945           593,599
Distributable long-term gains
 (as of 6/30/2005)                                      --        41,183,007        97,839,439        71,279,244         4,889,607

Total distributable earnings                       414,592        58,192,917       124,471,836        80,775,189         5,483,206
Other accumulated losses                                --                --        (2,326,479)               --                --

Total accumulated earnings/(losses)              7,591,111       377,504,196       684,908,659       221,348,342        27,816,461

Any differences between book and tax are due primarily to wash sale losses and REITs tax adjustments.

The tax components of distributions paid during the fiscal years ended June 30, 2005 and 2004, capital loss carryovers as of June 30, 2005 and tax basis post-October losses as of June 30, 2005, which are not recognized for tax purposes until the first day of the following fiscal year, are:

                                                      JUNE 30, 2005                                     JUNE 30, 2004
                            -----------------------------------------------------------------   -------------------------------
                               ORDINARY        LONG-TERM        NET CAPITAL                       ORDINARY         LONG-TERM
                                INCOME        CAPITAL GAINS        LOSS         POST-OCTOBER       INCOME       CAPITAL GAINS
                             DISTRIBUTIONS    DISTRIBUTIONS     CARRYOVERS         LOSSES       DISTRIBUTIONS    DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------------------
Core Value                  $      103,624               --               --               --               --               --
Large Cap Value                  9,315,651   $    2,540,185               --               --   $    1,064,764   $      616,943
Mid-Cap Value                   66,107,430       26,870,354               --               --       10,760,166        1,883,093
Small Cap Value                 18,869,699       72,035,388               --               --        8,598,344          468,845
All Cap Value                      330,784          131,279               --               --           50,079               --

NOTE 4.

CAPITAL SHARE TRANSACTIONS. Transactions in capital shares for each class were as follows:

                                                            FOR THE PERIOD
                                                          AUGUST 30, 2004* TO
                                                             JUNE 30, 2005
                                                   ---------------------------------
                                                                         DOLLAR
CORE VALUE FUND -- CLASS I                             SHARES            AMOUNT
------------------------------------------------------------------------------------
Shares sold                                              3,504,513   $    37,075,791
Shares issued upon reinvestment of dividends                 8,113            91,190
                                                   ---------------   ---------------
Total issued                                             3,512,626        37,166,981
Shares redeemed                                           (533,165)       (6,149,463)
                                                   ---------------   ---------------
Net increase                                             2,979,461   $    31,017,518
                                                   ===============   ===============

                                                            FOR THE PERIOD
                                                          AUGUST 30, 2004* TO
                                                             JUNE 30, 2005
                                                   ---------------------------------
                                                                         DOLLAR
CORE VALUE FUND -- CLASS A                             SHARES            AMOUNT
------------------------------------------------------------------------------------
Shares sold                                              1,797,323   $    21,033,643
Shares issued upon reinvestment of dividends                   279             3,131
                                                   ---------------   ---------------
Total issued                                             1,797,602        21,036,774
Shares redeemed                                            (29,006)         (333,856)
                                                   ---------------   ---------------
Net increase                                             1,768,596   $    20,702,918
                                                   ===============   ===============

                                                            FOR THE PERIOD
                                                          AUGUST 30, 2004* TO
                                                             JUNE 30, 2005
                                                   ---------------------------------
                                                                         DOLLAR
CORE VALUE FUND -- CLASS C                             SHARES            AMOUNT
------------------------------------------------------------------------------------
Shares sold                                              1,289,526   $    14,647,174
Shares issued upon reinvestment of dividends                    42               476
                                                   ---------------   ---------------
Total issued                                             1,289,568        14,647,650
Shares redeemed                                            (19,709)         (206,411)
                                                   ---------------   ---------------
Net increase                                             1,269,859   $    14,441,239
                                                   ===============   ===============

* Commencement of operations.

                                                           FOR THE YEAR ENDED                    FOR THE YEAR ENDED
                                                              JUNE 30, 2005                         JUNE 30, 2004
                                                   ----------------------------------    ----------------------------------
                                                                          DOLLAR                                DOLLAR
LARGE CAP VALUE FUND -- CLASS I                        SHARES             AMOUNT             SHARES             AMOUNT
---------------------------------------------------------------------------------------------------------------------------
Shares sold                                             46,200,924    $ 1,016,606,169          8,504,090    $   158,794,287
Shares issued upon reinvestment of dividends
  and distributions                                        159,050          3,470,900             26,724            461,748
                                                   ---------------    ---------------    ---------------    ---------------
Total issued                                            46,359,974      1,020,077,069          8,530,814        159,256,035
Shares redeemed                                         (3,694,189)       (80,674,090)        (1,426,615)       (25,455,786)
                                                   ---------------    ---------------    ---------------    ---------------
Net increase                                            42,665,785    $   939,402,979          7,104,199    $   133,800,249
                                                   ===============    ===============    ===============    ===============

                                                           FOR THE YEAR ENDED                    FOR THE YEAR ENDED
                                                              JUNE 30, 2005                         JUNE 30, 2004
                                                   ----------------------------------    ----------------------------------
                                                                          DOLLAR                                DOLLAR
LARGE CAP VALUE FUND -- CLASS A                        SHARES             AMOUNT             SHARES             AMOUNT
---------------------------------------------------------------------------------------------------------------------------
Shares sold                                             97,054,995    $ 2,135,553,654         15,276,145    $   284,828,586
Shares issued upon reinvestment of dividends
  and distributions                                        221,213          4,846,243             29,396            516,588
                                                   ---------------    ---------------    ---------------    ---------------
Total issued                                            97,276,208      2,140,399,897         15,305,541        285,345,174
Shares redeemed                                         (8,480,450)      (187,828,557)        (1,643,122)       (30,991,894)
                                                   ---------------    ---------------    ---------------    ---------------
Net increase                                            88,795,758    $ 1,952,571,340         13,662,419    $   254,353,280
                                                   ===============    ===============    ===============    ===============

                                                        FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                                           JUNE 30, 2005                   JUNE 30, 2004
                                                   ----------------------------    ----------------------------
                                                                      DOLLAR                          DOLLAR
LARGE CAP VALUE FUND -- CLASS B                       SHARES          AMOUNT          SHARES          AMOUNT
---------------------------------------------------------------------------------------------------------------
Shares sold                                             100,585    $  2,158,166         324,753    $  5,881,041
Shares issued upon reinvestment of dividends
  and distributions                                         325           7,123             236           4,235
                                                   ------------    ------------    ------------    ------------
Total issued                                            100,910       2,165,289         324,989       5,885,276
Shares redeemed                                         (78,058)     (1,669,381)        (29,193)       (535,519)
                                                   ------------    ------------    ------------    ------------
Net increase                                             22,852    $    495,908         295,796    $  5,349,757
                                                   ============    ============    ============    ============

                                                           FOR THE YEAR ENDED                    FOR THE YEAR ENDED
                                                              JUNE 30, 2005                         JUNE 30, 2004
                                                   ----------------------------------    ----------------------------------
                                                                          DOLLAR                                DOLLAR
LARGE CAP VALUE FUND -- CLASS C                        SHARES             AMOUNT             SHARES             AMOUNT
---------------------------------------------------------------------------------------------------------------------------
Shares sold                                             18,571,425    $   405,128,363          3,942,737    $    74,028,799
Shares issued upon reinvestment of dividends
  and distributions                                         10,074            220,618              1,045             18,699
                                                   ---------------    ---------------    ---------------    ---------------
Total issued                                            18,581,499        405,348,981          3,943,782         74,047,498
Shares redeemed                                           (602,410)       (13,141,390)          (121,446)        (2,292,037)
                                                   ---------------    ---------------    ---------------    ---------------
Net increase                                            17,979,089    $   392,207,591          3,822,336    $    71,755,461
                                                   ===============    ===============    ===============    ===============

                                                                                          FOR THE PERIOD
                                                        FOR THE YEAR ENDED              AUGUST 28, 2003* TO
                                                           JUNE 30, 2005                   JUNE 30, 2004
                                                   ----------------------------    ----------------------------
                                                                      DOLLAR                          DOLLAR
LARGE CAP VALUE FUND -- CLASS R                       SHARES          AMOUNT          SHARES          AMOUNT
---------------------------------------------------------------------------------------------------------------
Shares sold                                           1,104,052    $ 24,475,697         110,612    $  2,136,400
Shares issued upon reinvestment of dividends
  and distributions                                       1,202          26,558              --              --
                                                   ------------    ------------    ------------    ------------
Total issued                                          1,105,254      24,502,255         110,612       2,136,400
Shares redeemed                                         (86,931)     (1,940,180)        (28,413)       (549,940)
                                                   ------------    ------------    ------------    ------------
Net increase                                          1,018,323    $ 22,562,075          82,199    $  1,586,460
                                                   ============    ============    ============    ============

                                                           FOR THE YEAR ENDED                    FOR THE YEAR ENDED
                                                              JUNE 30, 2005                         JUNE 30, 2004
                                                   ----------------------------------    ----------------------------------
                                                                          DOLLAR                                DOLLAR
MID-CAP VALUE FUND -- CLASS I                          SHARES             AMOUNT             SHARES             AMOUNT
---------------------------------------------------------------------------------------------------------------------------
Shares sold                                             49,716,155    $ 1,305,710,893         30,895,172    $   689,872,564
Shares issued upon reinvestment of dividends
  and distributions                                      1,743,598         46,153,023            270,693          5,828,022
                                                   ---------------    ---------------    ---------------    ---------------
Total issued                                            51,459,753      1,351,863,916         31,165,865        695,700,586
Shares redeemed                                         (9,888,454)      (261,881,675)        (3,340,158)       (73,747,488)
                                                   ---------------    ---------------    ---------------    ---------------
Net increase                                            41,571,299    $ 1,089,982,241         27,825,707    $   621,953,098
                                                   ===============    ===============    ===============    ===============

                                                           FOR THE YEAR ENDED                    FOR THE YEAR ENDED
                                                              JUNE 30, 2005                         JUNE 30, 2004
                                                   ----------------------------------    ----------------------------------
                                                                          DOLLAR                                DOLLAR
MID-CAP VALUE FUND -- CLASS A                          SHARES             AMOUNT             SHARES             AMOUNT
---------------------------------------------------------------------------------------------------------------------------
Shares sold                                             17,598,405    $   455,504,459         30,692,639    $   692,631,348
Shares issued upon reinvestment of dividends
  and distributions                                        856,097         22,583,811            123,180          2,646,088
                                                   ---------------    ---------------    ---------------    ---------------
Total issued                                            18,454,502        478,088,270         30,815,819        695,277,436
Shares redeemed                                        (11,539,800)      (303,776,127)        (3,302,405)       (74,676,124)
                                                   ---------------    ---------------    ---------------    ---------------
Net increase                                             6,914,702    $   174,312,143         27,513,414    $   620,601,312
                                                   ===============    ===============    ===============    ===============

                                                        FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                                           JUNE 30, 2005                   JUNE 30, 2004
                                                   ----------------------------    ----------------------------
                                                                      DOLLAR                          DOLLAR
MID-CAP VALUE FUND -- CLASS B                         SHARES          AMOUNT          SHARES          AMOUNT
---------------------------------------------------------------------------------------------------------------
Shares sold                                             357,396    $  9,125,585       1,238,979    $ 26,836,506
Shares issued upon reinvestment of dividends
  and distributions                                      12,775         329,592           2,782          58,844
                                                   ------------    ------------    ------------    ------------
Total issued                                            370,171       9,455,177       1,241,761      26,895,350
Shares redeemed                                        (374,333)     (9,582,261)       (269,924)     (5,892,264)
                                                   ------------    ------------    ------------    ------------
Net (decrease) increase                                  (4,162)   $   (127,084)        971,837    $ 21,003,086
                                                   ============    ============    ============    ============

* Commencement of operations.

                                                           FOR THE YEAR ENDED                    FOR THE YEAR ENDED
                                                              JUNE 30, 2005                         JUNE 30, 2004
                                                   ----------------------------------    ----------------------------------
                                                                          DOLLAR                                DOLLAR
MID-CAP VALUE FUND -- CLASS C                          SHARES             AMOUNT             SHARES             AMOUNT
---------------------------------------------------------------------------------------------------------------------------
Shares sold                                              1,338,007    $    33,918,020          7,807,579    $   171,457,635
Shares issued upon reinvestment of dividends
  and distributions                                        109,771          2,835,387             14,236            304,367
                                                   ---------------    ---------------    ---------------    ---------------
Total issued                                             1,447,778         36,753,407          7,821,815        171,762,002
Shares redeemed                                           (730,055)       (18,799,505)          (304,214)        (6,845,806)
                                                   ---------------    ---------------    ---------------    ---------------
Net increase                                               717,723    $    17,953,902          7,517,601    $   164,916,196
                                                   ===============    ===============    ===============    ===============

                                                                                          FOR THE PERIOD
                                                        FOR THE YEAR ENDED              AUGUST 28, 2003* TO
                                                           JUNE 30, 2005                   JUNE 30, 2004
                                                   ----------------------------    ----------------------------
                                                                      DOLLAR                          DOLLAR
MID-CAP VALUE FUND -- CLASS R                         SHARES          AMOUNT          SHARES          AMOUNT
---------------------------------------------------------------------------------------------------------------
Shares sold                                             661,661    $ 17,520,685         189,139    $  4,443,651
Shares issued upon reinvestment of dividends
  and distributions                                       4,171         111,326              28             607
                                                   ------------    ------------    ------------    ------------
Total issued                                            665,832      17,632,011         189,167       4,444,258
Shares redeemed                                        (130,573)     (3,065,014)        (26,441)       (619,056)
                                                   ------------    ------------    ------------    ------------
Net increase                                            535,259    $ 14,566,997         162,726    $  3,825,202
                                                   ============    ============    ============    ============

                                                           FOR THE YEAR ENDED                    FOR THE YEAR ENDED
                                                              JUNE 30, 2005                         JUNE 30, 2004
                                                   ----------------------------------    ----------------------------------
                                                                          DOLLAR                                DOLLAR
SMALL CAP VALUE FUND -- CLASS I                        SHARES             AMOUNT             SHARES             AMOUNT
---------------------------------------------------------------------------------------------------------------------------
Shares sold                                              4,742,288    $   238,811,946          4,043,877    $   177,582,301
Shares issued upon reinvestment of dividends
  and distributions                                        556,041         27,129,214             50,225          2,225,455
                                                   ---------------    ---------------    ---------------    ---------------
Total issued                                             5,298,329        265,941,160          4,094,102        179,807,756
Shares redeemed                                         (1,859,292)       (93,346,697)        (1,620,540)       (73,239,516)
                                                   ---------------    ---------------    ---------------    ---------------
Net increase                                             3,439,037    $   172,594,463          2,473,562    $   106,568,240
                                                   ===============    ===============    ===============    ===============

                                                           FOR THE YEAR ENDED                    FOR THE YEAR ENDED
                                                              JUNE 30, 2005                         JUNE 30, 2004
                                                   ----------------------------------    ----------------------------------
                                                                          DOLLAR                                DOLLAR
SMALL CAP VALUE FUND -- CLASS A                        SHARES             AMOUNT             SHARES             AMOUNT
---------------------------------------------------------------------------------------------------------------------------
Shares sold                                                846,792    $    42,838,041          2,475,984    $   101,232,269
Shares issued upon reinvestment of dividends
  and distributions                                        402,976         19,770,027             61,526          2,746,209
                                                   ---------------    ---------------    ---------------    ---------------
Total issued                                             1,249,768         62,608,068          2,537,510        103,978,478
Shares redeemed                                         (1,126,982)       (56,233,004)        (1,447,269)       (66,015,319)
                                                   ---------------    ---------------    ---------------    ---------------
Net increase                                               122,786    $     6,375,064          1,090,241    $    37,963,159
                                                   ===============    ===============    ===============    ===============

* Commencement of operations.

                                                        FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                                           JUNE 30, 2005                   JUNE 30, 2004
                                                   ----------------------------    ----------------------------
                                                                      DOLLAR                          DOLLAR
SMALL CAP VALUE FUND -- CLASS B                       SHARES          AMOUNT          SHARES          AMOUNT
---------------------------------------------------------------------------------------------------------------
Shares sold                                              84,854    $  4,113,806         136,073    $  5,673,528
Shares issued upon reinvestment of dividends
  and distributions                                       4,392         207,679             551          24,001
                                                   ------------    ------------    ------------    ------------
Total issued                                             89,246       4,321,485         136,624       5,697,529
Shares redeemed                                         (65,138)     (3,158,675)        (46,451)     (2,071,175)
                                                   ------------    ------------    ------------    ------------
Net increase                                             24,108    $  1,162,810          90,173    $  3,626,354
                                                   ============    ============    ============    ============

                                                                                          FOR THE PERIOD
                                                        FOR THE YEAR ENDED              AUGUST 28, 2003* TO
                                                           JUNE 30, 2005                   JUNE 30, 2004
                                                   ----------------------------    ----------------------------
                                                                      DOLLAR                          DOLLAR
SMALL CAP VALUE FUND -- CLASS C                       SHARES          AMOUNT          SHARES          AMOUNT
---------------------------------------------------------------------------------------------------------------
Shares sold                                             104,812    $  5,020,102         329,196    $ 13,126,574
Shares issued upon reinvestment of dividends
  and distributions                                      17,983         851,146           2,459         107,194
                                                   ------------    ------------    ------------    ------------
Total issued                                            122,795       5,871,248         331,655      13,233,768
Shares redeemed                                        (102,329)     (4,876,719)        (77,604)     (3,504,040)
                                                   ------------    ------------    ------------    ------------
Net increase                                             20,466    $    994,529         254,051    $  9,729,728
                                                   ============    ============    ============    ============

                                                           FOR THE YEAR ENDED                    FOR THE YEAR ENDED
                                                              JUNE 30, 2005                         JUNE 30, 2004
                                                   ----------------------------------    ----------------------------------
                                                                          DOLLAR                                DOLLAR
ALL CAP VALUE FUND -- CLASS I                          SHARES             AMOUNT             SHARES             AMOUNT
---------------------------------------------------------------------------------------------------------------------------
Shares sold                                              1,741,043    $    32,367,226          1,227,820    $    19,857,402
Shares issued upon reinvestment of dividends
  and distributions                                          8,009            154,249              1,595             26,033
                                                   ---------------    ---------------    ---------------    ---------------
Total issued                                             1,749,052         32,521,475          1,229,415         19,883,435
Shares redeemed                                           (380,879)        (7,124,203)          (180,233)        (3,138,665)
                                                   ---------------    ---------------    ---------------    ---------------
Net increase                                             1,368,173    $    25,397,272          1,049,182    $    16,744,770
                                                   ===============    ===============    ===============    ===============

                                                           FOR THE YEAR ENDED                    FOR THE YEAR ENDED
                                                              JUNE 30, 2005                         JUNE 30, 2004
                                                   ----------------------------------    ----------------------------------
                                                                          DOLLAR                                DOLLAR
ALL CAP VALUE FUND -- CLASS A                          SHARES             AMOUNT             SHARES             AMOUNT
---------------------------------------------------------------------------------------------------------------------------
Shares sold                                              4,165,696    $    79,595,327          2,715,376    $    45,129,305
Shares issued upon reinvestment of dividends
  and distributions                                          7,700            148,838                665             10,911
                                                   ---------------    ---------------    ---------------    ---------------
Total issued                                             4,173,396         79,744,165          2,716,041         45,140,216
Shares redeemed                                           (713,504)       (13,055,881)          (642,391)       (10,674,019)
                                                   ---------------    ---------------    ---------------    ---------------
Net increase                                             3,459,892    $    66,688,284          2,073,650    $    34,466,197
                                                   ===============    ===============    ===============    ===============

* Commencement of operations.

                                                                                                   FOR THE PERIOD
                                                           FOR THE YEAR ENDED                    AUGUST 28, 2003* TO
                                                              JUNE 30, 2005                         JUNE 30, 2004
                                                   ----------------------------------    ----------------------------------
                                                                          DOLLAR                                DOLLAR
ALL CAP VALUE FUND -- CLASS C                          SHARES             AMOUNT             SHARES             AMOUNT
---------------------------------------------------------------------------------------------------------------------------
Shares sold                                              2,332,893    $    43,913,633          1,323,205    $    21,902,203
Shares issued upon reinvestment of dividends
  and distributions                                          1,948             37,124                 33                531
                                                   ---------------    ---------------    ---------------    ---------------
Total issued                                             2,334,841         43,950,757          1,323,238         21,902,734
Shares redeemed                                           (263,054)        (4,720,362)           (94,800)        (1,556,705)
                                                   ---------------    ---------------    ---------------    ---------------
Net increase                                             2,071,787    $    39,230,395          1,228,438    $    20,346,029
                                                   ===============    ===============    ===============    ===============

* Commencement of operations.

NOTE 5.

INDEMNIFICATIONS. Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, the Funds expect the risk of loss to be remote.

NOTE 6.

SUBSEQUENT EVENT. The Board of Trustees of the Trust has approved the early conversion of Class B shares to Class A. This conversion will automatically occur on August 19, 2005. After the conversion, Class B shares will no longer exist.

NOTE 7.

FEDERAL TAX DISCLOSURE (UNAUDITED). For the year ended June 30, 2005, the following percent of ordinary distributions paid qualifies for the dividend received deduction available to corporate shareholders: Large Cap Value Fund -- 100%, Mid-Cap Value Fund -- 43%, Small Cap Value Fund -- 11%, All Cap Value Fund -- 100%, Core Value Fund -- 100%. For the fiscal year ended June 30, 2005, the following percentages of ordinary distributions paid are designated as qualified income under the Jobs and Growth Tax Relief Reconciliation Act of 2003: Large Cap Value Fund -- 100%, Mid-Cap Value Fund -- 45%, Small Cap Value Fund -- 18%, All Cap Value Fund -- 100%, Core Value Fund -- 100%. Shareholders should consult their tax advisors.

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of Hotchkis and Wiley Funds

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Funds constituting the Hotchkis and Wiley Funds (hereafter referred to as "Funds") at June 30, 2005, and the results of their operations for the year then ended, the changes in each of their net assets for each of the years in the two year period then ended and their financial highlights for each of the years in the four year period then ended in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as the "Financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights of the Funds for the year ended June 30, 2001 were audited by other independent auditors whose reports dated August 10, 2001 for the Hotchkis and Wiley Large Cap Value Fund and August 13, 2001 for the Hotchkis and Wiley Mid-Cap Value Fund and the Hotchkis and Wiley Small Cap Value Fund, expressed unqualified opinions on those financial highlights.


PricewaterhouseCoopers LLP

Los Angeles, California
August 12, 2005

INDEPENDENT TRUSTEES

                                                                                                   NUMBER OF
                                             TERM OF                                             PORTFOLIOS IN
                            POSITION      OFFICE(1) AND                                          FUND COMPLEX
                          HELD WITH THE     LENGTH OF       PRINCIPAL OCCUPATION(S) DURING        OVERSEEN BY          PUBLIC
NAME AND YEAR OF BIRTH        TRUST        TIME SERVED             PAST FIVE YEARS                  TRUSTEE         DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------------------------
Randall H. Breitenbach   Trustee         Trustee since   Co-Founder, Director and CEO,         1 registered       None
(born 1960)                              2001            BreitBurn Energy Company LP (1988 --  investment company
                                                         present); Chairman, Finance           consisting of 5
                                                         Committee, Stanford University PIC    portfolios
                                                         Endowment (1999 -- present.

Robert L. Burch III      Trustee         Trustee since   Managing Partner, A.W. Jones Co.      1 registered       None
(born 1934)                              2001            (investments) (since 1984);           investment company
                                                         Chairman, Jonathan Mfg. Corp. (slide  consisting of 5
                                                         manufacturing) (since 1977).          portfolios

Marcy Elkind Ph.D.       Trustee         Trustee since   President, Elkind Economics, Inc.     1 registered       None
(born 1947)                              2005            (1980 -- present).                    investment company
                                                                                               consisting of 5
                                                                                               portfolios

Robert Fitzgerald        Trustee         Trustee since   Formerly Executive Vice President     1 registered       None
(born 1952)                              2005            and Chief Financial Officer of PIMCO  investment company
                                                         Advisors L.P. (1995 -- 2001).         consisting of 5
                                                                                               portfolios

John Gavin               Trustee         Trustee since   Partner and Managing Director,        1 registered       Causeway Capital
(born 1931)                              2001            Hicks, Muse, Tate & Furst (Latin      investment company Management Trust;
                                                         America) (private equity investment   consisting of 5    Claxson S.A.; TCW
                                                         firm) (1994 -- 2001); Senior          portfolios         Galileo Funds
                                                         Counselor (2001 -- present) and
                                                         Chairman, Gamma Holdings
                                                         (international capital and
                                                         consulting) (since 1968); U.S.
                                                         Ambassador to Mexico (1981 -- 1986).

INTERESTED TRUSTEE AND OFFICERS(2)

                                                                                                   NUMBER OF
                                             TERM OF                                             PORTFOLIOS IN
                            POSITION        OFFICE AND                                           FUND COMPLEX
                          HELD WITH THE     LENGTH OF        PRINCIPAL OCCUPATION(S) DURING       OVERSEEN BY          PUBLIC
NAME AND YEAR OF BIRTH        TRUST        TIME SERVED              PAST FIVE YEARS                 TRUSTEE         DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------------------------------
Nancy D. Celick*         President,      President and   Chief Operating Officer of the        1 registered       None
(born 1951)              Secretary and   Trustee since   Advisor (since 2001); First Vice      investment company
                         Trustee         2001 Secretary  President of Merrill Lynch            consisting of 5
                                         since 2005      Investment Advisors, L.P. ("MLIM")    portfolios
                                                         (2000 -- 2001); Director of MLIM
                                                         (1993 -- 1999).

Anna Marie Lopez         Vice President, Treasurer since Chief Compliance Officer of the       Not applicable     Not applicable
(born 1967)              Treasurer and   2001; Vice      Advisor (since 2001); Compliance
                         Chief           President since Officer of MLIM (1997 -- 2001).
                         Compliance      2004; and CCO
                         Officer         since 2004

----------
* MS. CELICK IS AN "INTERESTED PERSON," AS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940, OF THE TRUST BASED ON HER POSITION AS COO OF THE ADVISOR.
(1) EACH TRUSTEE SERVES UNTIL HIS OR HER SUCCESSOR IS ELECTED AND QUALIFIED, UNTIL HE OR SHE RETIRES IN ACCORDANCE WITH THE TRUST'S RETIREMENT POLICY, OR UNTIL HIS OR HER DEATH OR RESIGNATION OR REMOVAL AS PROVIDED IN THE TRUST'S AGREEMENT AND DECLARATION OF TRUST.
(2)  ELECTED BY AND SERVE AT THE PLEASURE OF THE BOARD OF TRUSTEES OF THE TRUST.

The Statement of Additional Information includes additional information about the Trust's Trustees and officers, and is available without charge upon request by calling the transfer agent at 1-866-HW-FUNDS (1-866-493-8637). The address for all Trustees and officers of the Trust is c/o Hotchkis and Wiley Capital Management, LLC, 725 South Figueroa Street, 39th Floor, Los Angeles, CA 90017, attention: Trust Secretary.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is included in the Statement of Additional Information, which is available without charge, upon request, by calling 1-866-HW-FUNDS (1-866-493-8637) and on the Securities and Exchange Commission's website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2005 is available without charge on the Funds' website at www.hwcm.com and on the Securities and Exchange Commission's website at http://www.sec.gov.

Hotchkis and Wiley Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available free of charge on the SEC's website at http://www.sec.gov. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, D.C. (1-800-SEC-0330). The Forms N-Q are also available on our website at http://www.hwcm.com under the "Download Center".

[GRAPHIC]

                                     ADVISOR
                   HOTCHKIS AND WILEY CAPITAL MANAGEMENT, LLC
                      725 SOUTH FIGUEROA STREET, 39TH FLOOR
                          LOS ANGELES, CALIFORNIA 90017

                                  LEGAL COUNSEL
                      PAUL, HASTINGS, JANOFSKY & WALKER LLP
                          55 SECOND STREET, 24TH FLOOR
                         SAN FRANCISCO, CALIFORNIA 94105

                          INDEPENDENT REGISTERED PUBLIC
                                 ACCOUNTING FIRM
                           PRICEWATERHOUSECOOPERS LLP
                             350 SOUTH GRAND AVENUE
                          LOS ANGELES, CALIFORNIA 90071

                                   DISTRIBUTOR
                            QUASAR DISTRIBUTORS, LLC
                            615 EAST MICHIGAN STREET
                               MILWAUKEE, WI 53202

                           ADMINISTRATOR AND TRANSFER
                                      AGENT
                         U.S. BANCORP FUND SERVICES, LLC
                            615 EAST MICHIGAN STREET
                           MILWAUKEE, WISCONSIN 53202

                                    CUSTODIAN
                          BROWN BROTHERS HARRIMAN & CO.
                                 40 WATER STREET
                           BOSTON, MASSACHUSETTS 02109

THIS REPORT IS FOR THE INFORMATION OF SHAREHOLDERS OF THE HOTCHKIS AND WILEY FUNDS, BUT MAY ALSO BE USED AS SALES LITERATURE WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH GIVES DETAILS ABOUT CHARGES, EXPENSES, INVESTMENT OBJECTIVES AND OPERATING POLICIES OF THE FUNDS.

[HOTCHKIS AND WILEY FUNDS LOGO]

                                        725 SOUTH FIGUEROA STREET, 39TH FLOOR
                                           LOS ANGELES, CALIFORNIA 90017-5439
                                                                 www.hwcm.com
                                              1.866.HW.FUNDS (1.866.493.8637)

                                                            CODE #HWF-AR-0605

                                                                   JUNE 30, 2005

                                  ANNUAL REPORT

Item 2 - Code of Ethics: The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge upon request by calling toll-free 1-800-796-5606.

Item 3 - Audit Committee Financial Expert

         The registrant's Board has determined that Robert Fitzgerald, a member of the registrant's Audit Committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his duties, obligations and liability as a member of the Audit Committee and of the Board; nor will it reduce the responsibility of the other Audit Committee members. The Board believes each member of the Audit Committee contributes significantly to the effective oversight of the registrant's financial statements and condition

Item 4 - Principal Accountant Fees and Services

         Fees billed by the registrant's auditors for each of the last two fiscal years, including fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the registrant, and a description of the nature of the services comprising the fees, are listed below:

         Registrant:
         (a) Audit Fees
             Fiscal year ended June 30, 2005 - $82,000
             Fiscal year ended June 30, 2004 - $62,500

         (b) Audit-Related Fees
             Fiscal year ended June 30, 2005 - $0
             Fiscal year ended June 30, 2004 - $0

         (c) Tax Fees
             Fiscal year ended June 30, 2005 - $25,000
             Fiscal year ended June 30, 2004 - $18,700

             The nature of the services include tax compliance, tax advice and tax planning.

         (d) All Other Fees
             Fiscal year ended June 30, 2005 - $0
             Fiscal year ended June 30, 2004 - $0

          Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the registrant and were subject to the pre-approval policies described below):

         (b) Audit-Related Fees
             Fiscal year ended June 30, 2005 - $0
             Fiscal year ended June 30, 2004 - $0

         (c) Tax Fees
             Fiscal year ended June 30, 2005 - $0
             Fiscal year ended June 30, 2004 - $0

         (d) All Other Fees
             Fiscal year ended June 30, 2005 - $0
             Fiscal year ended June 30, 2004 - $0

         (e)(1) The registrant's Audit Committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. The Committee shall pre-approve any engagement of the independent auditors to provide any non-prohibited services to the registrant, including the fees and other compensation to be paid to the independent auditors. The Chairman of the Audit Committee may grant the pre-approval of services to the registrant for non-prohibited services for engagements of less than $5,000. All such delegated pre- approvals shall be presented to the Audit Committee no later than the next Audit Committee meeting. The Committee shall also pre-approve any engagement of the independent auditors, including the fees and other compensation to be paid to the independent auditors, to provide any non-audit services to the Adviser (or any "control affiliate" of the Adviser providing ongoing services to the registrant), if the engagement relates directly to the operations and financial reporting of the registrant. The Chairman of the Audit Committee may grant the pre-approval for non-prohibited services to the Adviser for engagements of less than $5,000. All such delegated pre-approvals shall be presented to the Audit Committee no later than the next Audit Committee meeting.

         (e)(2)

              (b) Audit-Related Fees
                  Fiscal year ended June 30, 2005 - 0%
                  Fiscal year ended June 30, 2004 - 0%

              (c) Tax Fees
                  Fiscal year ended June 30, 2005 - 0%
                  Fiscal year ended June 30, 2004 - 0%

              (d) All Other Fees
                  Fiscal year ended June 30, 2005 - 0%
                  Fiscal year ended June 30, 2004 - 0%

         (f) Not Applicable

         (g)
             Fiscal year ended June 30, 2005 - $49,100
             Fiscal year ended June 30, 2004 - $54,300

         (h) The registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5 - Audit Committee of Listed Registrants

         Not applicable

Item 6   Schedule of Investments.

         Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies

         Not applicable to open-end investment companies.

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable

Item 10 - Submission of Matters to a Vote of Security Holders

         The identification and recommendation of individuals for Board membership is the responsibility of the Nominating and Governance Committee. Shareholders may submit suggestions for candidates by forwarding their correspondence by U.S. mail or other courier service to the Funds' Secretary for the attention of the Chairman of the Nominating and Governance Committee, 725 S. Figueroa Street, 39th Floor, Los Angeles, CA 90017-5439.

Item 11 - Controls and Procedures

(a) The officers providing the certifications in this report in accordance with Rule 30a-2 under the Investment Company Act of 1940 (the "Act")have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Act), that such controls and procedures are effective, based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year which has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits

(a)(1) - Code of Ethics: Available without charge upon request by calling toll-free 1-800-796-5606.

(a)(2) - Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Attached hereto.

(a)(3) - Not applicable

(b) - Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hotchkis and Wiley Funds


By: /s/ Nancy D. Celick
    ----------------------------------------
    Nancy D. Celick,
    President of Hotchkis and Wiley Funds

Date: August 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Hotchkis and Wiley Funds


By: /s/ Nancy D. Celick
    ----------------------------------------
    Nancy D. Celick,
    President of Hotchkis and Wiley Funds

Date: August 23, 2005

By: /s/ Anna Marie Lopez
    ----------------------------------------
    Anna Marie Lopez,
    Treasurer of Hotchkis and Wiley Funds

Date: August 23, 2005